DBX ETF Trust | 1
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 97.7%
Basic Materials — 6.2%
Chemicals — 3.3%
Ashland, Inc.
144A,3.375%, 9/1/31 (a)
1,084,000 990,093
6.875%, 5/15/43
498,000 495,380
Axalta Coating Systems Dutch
Holding B BV,144A,7.25%,
2/15/31 (a)
996,000 1,037,003
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
1,312,000 1,252,383
Axalta Coating Systems LLC /
Axalta Coating Systems Dutch
Holding B BV,144A,4.75%,
6/15/27
1,332,000 1,329,314
Celanese US Holdings LLC
7.165%, 7/15/27 (a)
899,000 922,761
7.35%, 11/15/28
1,709,000 1,782,174
7.33%, 7/15/29
1,462,000 1,529,622
6.50%, 4/15/30 (a)
1,420,000 1,456,216
7.55%, 11/15/30 (a)
2,073,000 2,205,007
7.00%, 2/15/31
1,124,000 1,164,948
7.379%, 7/15/32 (a)
1,623,000 1,705,742
6.75%, 4/15/33 (a)
2,205,000 2,274,852
7.70%, 11/15/33 (a)
2,147,000 2,305,683
7.375%, 2/15/34 (a)
1,819,000 1,899,849
Cerdia Finanz
GMBH,144A,9.375%, 10/3/31
1,737,000 1,537,245
Chemours Co.
144A,5.75%, 11/15/28
1,055,000 1,053,114
144A,4.625%, 11/15/29 (a)
1,087,000 1,043,188
Chemours (The) Co.
144A,8.00%, 1/15/33 (a)
1,210,000 1,236,230
144A,7.875%, 3/15/34
1,530,000 1,551,945
Consolidated Energy Finance SA
144A,5.625%, 10/15/28
931,000 905,789
144A,12.00%, 2/15/31
1,149,000 1,207,886
CVR Partners LP / CVR Nitrogen
Finance Corp.,144A,6.125%,
6/15/28
1,116,000 1,115,543
Element Solutions,
Inc.,144A,3.875%, 9/1/28
1,428,000 1,388,842
FMC Corp.
3.45%, 10/1/29 (a)
851,000 777,832
5.65%, 5/18/33 (a)
1,112,000 999,244
4.50%, 10/1/49 (a)
961,000 600,588
6.375%, 5/18/53 (a)
942,000 733,645
8.45%, 11/1/55
1,532,000 1,142,049
HB Fuller Co.,4.25%, 10/15/28
630,000 621,675
Herens Holdco
SARL,144A,4.75%, 5/15/28
600,000 526,493
Huntsman International LLC
4.50%, 5/1/29 (a)
1,330,000 1,287,994
Principal
Amount $ Value $
2.95%, 6/15/31 (a)
897,000 774,977
5.70%, 10/15/34
774,000 734,508
INEOS Finance PLC
144A,6.75%, 5/15/28 (a)
790,000 794,873
144A,7.50%, 4/15/29 (a)
1,354,000 1,347,323
INEOS Quattro Finance 2
PLC,144A,9.625%, 3/15/29 (a)
849,000 810,370
Ingevity Corp.,144A,3.875%,
11/1/28
1,112,000 1,073,976
Methanex Corp.
5.125%, 10/15/27
1,236,000 1,236,061
5.25%, 12/15/29 (a)
1,398,000 1,396,254
5.65%, 12/1/44
752,000 683,224
Methanex US Operations,
Inc.,144A,6.25%, 3/15/32 (a)
906,000 932,955
Minerals Technologies,
Inc.,144A,5.00%, 7/1/28 (a)
657,000 653,958
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
2,070,000 2,076,206
144A,4.25%, 5/15/29 (a)
1,157,000 1,129,521
144A,9.00%, 2/15/30
1,516,000 1,596,597
144A,7.00%, 12/1/31
724,000 764,311
Nufarm Australia Ltd. / Nufarm
Americas, Inc.,144A,5.00%,
1/27/30
568,000 531,512
Olin Corp.
5.625%, 8/1/29
1,256,000 1,248,952
5.00%, 2/1/30
914,000 886,947
144A,6.625%, 4/1/33
1,274,000 1,264,652
Olympus Water US Holding
Corp.
144A,4.25%, 10/1/28
1,322,000 1,287,437
144A,7.25%, 6/15/31
1,528,000 1,551,280
144A,6.75%, 8/1/32
2,339,000 2,283,617
144A,7.25%, 2/15/33
3,203,000 3,166,656
Perimeter Holdings
LLC,144A,6.25%, 1/15/34
1,114,000 1,108,681
Rain Carbon, Inc.,144A,12.25%,
9/1/29 (a)
1,148,000 1,219,780
SCIH Salt Holdings,
Inc.,144A,4.875%, 5/1/28
2,015,000 1,992,014
SK Invictus Intermediate II
SARL,144A,5.00%, 10/30/29
1,367,000 1,340,488
Solstice Advanced Materials,
Inc.,144A,5.625%, 9/30/33
2,014,000 1,991,165
Tronox, Inc.,144A,9.125%,
9/30/30 (a)
749,000 756,970
WR Grace Holdings LLC
144A,7.375%, 3/1/31
566,000 569,363
144A,6.625%, 8/15/32
1,480,000 1,468,578
144A,7.00%, 8/1/33
1,093,000 1,084,223
(Cost $79,520,188)
79,837,758

2 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Forest Products & Paper
— 0.1%
Ahlstrom Holding 3
Oy,144A,4.875%, 2/4/28
410,000 403,931
Glatfelter Corp.,144A,4.75%,
11/15/29 (a)
1,161,000 1,086,820
Magnera Corp.,144A,7.25%,
11/15/31 (a)
1,427,000 1,378,414
(Cost $2,860,043)
2,869,165
Iron/Steel — 1.5%
Algoma Steel, Inc.,144A,9.125%,
4/15/29
640,000 622,340
Carpenter Technology
Corp.,144A,5.625%, 3/1/34
1,312,000 1,303,483
Champion Iron Canada,
Inc.,144A,7.875%, 7/15/32
992,000 1,038,433
Cleveland-Cliffs, Inc.
144A,4.625%, 3/1/29 (a)
598,000 579,532
144A,6.875%, 11/1/29 (a)
2,000,000 2,044,938
144A,6.75%, 4/15/30 (a)
1,595,000 1,602,919
144A,4.875%, 3/1/31
841,000 781,940
144A,7.50%, 9/15/31
1,589,000 1,640,488
144A,7.00%, 3/15/32 (a)
2,712,000 2,741,721
144A,7.375%, 5/1/33 (a)
1,690,000 1,735,759
144A,7.625%, 1/15/34 (a)
2,232,000 2,297,038
Commercial Metals Co.
4.125%, 1/15/30
487,000 467,669
3.875%, 2/15/31
633,000 591,000
4.375%, 3/15/32
561,000 528,542
144A,5.75%, 11/15/33
2,014,000 2,015,517
144A,6.00%, 12/15/35
2,034,000 2,037,798
Fortescue Treasury Pty Ltd.
144A,4.50%, 9/15/27 (a)
1,229,000 1,222,727
144A,5.875%, 4/15/30
840,000 854,460
144A,4.375%, 4/1/31 (a)
1,985,000 1,895,049
144A,6.125%, 4/15/32 (a)
1,588,000 1,644,215
Mineral Resources Ltd.
144A,9.25%, 10/1/28
1,400,000 1,452,125
144A,8.50%, 5/1/30 (a)
1,028,000 1,061,415
144A,7.00%, 4/1/31 (a)
1,576,000 1,638,355
144A,6.00%, 5/1/32
1,250,000 1,245,084
144A,6.25%, 5/1/34
1,250,000 1,242,612
United States Steel Corp.
6.875%, 3/1/29
968,000 971,790
6.65%, 6/1/37
548,000 559,419
(Cost $35,752,011)
35,816,368
Mining — 1.3%
Alcoa Nederland Holding BV
144A,4.125%, 3/31/29
1,032,000 1,006,776
144A,7.125%, 3/15/31
1,417,000 1,479,033
Alumina Pty Ltd.
144A,6.125%, 3/15/30
1,021,000 1,043,654
144A,6.375%, 9/15/32
1,101,000 1,129,658
Principal
Amount $ Value $
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30
1,136,000 1,190,284
144A,11.50%, 10/1/31
1,442,000 1,556,822
Century Aluminum
Co.,144A,6.875%, 8/1/32
749,000 780,066
Coeur Mining, Inc.
144A,5.125%, 2/15/29
1,039,000 1,031,235
144A,6.875%, 4/1/32
700,000 725,074
Compass Minerals International,
Inc.,144A,8.00%, 7/1/30 (a)
1,303,000 1,373,445
Constellium SE
144A,5.625%, 6/15/28
760,000 760,613
144A,3.75%, 4/15/29 (a)
945,000 910,818
144A,6.375%, 8/15/32
711,000 727,086
Eldorado Gold
Corp.,144A,6.25%, 9/1/29
1,011,000 1,011,351
Hudbay Minerals,
Inc.,144A,6.125%, 4/1/29
1,020,000 1,027,170
IAMGOLD Corp.,144A,5.75%,
10/15/28
730,000 730,140
Jw Aluminum Continuous Cast
Co.,144A,10.25%, 4/1/30
781,000 824,736
Kaiser Aluminum Corp.
144A,4.50%, 6/1/31
1,171,000 1,122,658
144A,5.875%, 3/1/34
887,000 882,791
Novelis Corp.
144A,4.75%, 1/30/30
3,212,000 3,100,197
144A,6.875%, 1/30/30 (a)
1,447,000 1,486,816
144A,3.875%, 8/15/31
1,630,000 1,482,542
144A,6.375%, 8/15/33
1,510,000 1,524,720
Perenti Finance Pty
Ltd.,144A,7.50%, 4/26/29
620,000 638,753
PLS Group Ltd.,144A,6.875%,
5/1/31
1,150,000 1,179,792
Taseko Mines Ltd.,144A,8.25%,
5/1/30
1,030,000 1,075,615
(Cost $29,688,216)
29,801,845
Communications — 17.2%
Advertising — 1.2%
Clear Channel Outdoor
Holdings, Inc.
144A,7.875%, 4/1/30
1,672,000 1,742,132
144A,7.125%, 2/15/31
2,386,000 2,466,380
144A,7.50%, 3/15/33
1,720,000 1,804,667
Lamar Media Corp.
3.75%, 2/15/28
1,236,000 1,212,104
4.875%, 1/15/29
717,000 711,342
4.00%, 2/15/30
1,289,000 1,237,760
3.625%, 1/15/31
1,042,000 974,944
144A,5.375%, 11/1/33 (a)
799,000 786,980
Neptune Bidco US, Inc.
144A,9.29%, 4/15/29
5,180,000 5,295,536
144A,10.375%, 5/15/31
2,327,000 2,430,958
144A,9.50%, 2/15/33
2,977,000 3,045,328

DBX ETF Trust | 3
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
1,241,000 1,240,197
144A,4.25%, 1/15/29
1,131,000 1,103,804
144A,4.625%, 3/15/30
929,000 902,733
144A,7.375%, 2/15/31
911,000 950,100
Stagwell Global
LLC,144A,5.625%, 8/15/29
2,185,000 2,126,646
(Cost $27,680,872)
28,031,611
Internet — 1.8%
Angi Group LLC,144A,3.875%,
8/15/28 (a)
822,000 727,470
AP Core Holdings II
LLC,144A,11.00%, 5/15/31
1,800,000 1,885,935
Arches Buyer, Inc.,144A,4.25%,
6/1/28
1,941,000 1,885,870
Cars.com, Inc.,144A,6.375%,
11/1/28 (a)
789,000 774,009
Cogent Communications Group
LLC / Cogent Finance, Inc.
144A,7.00%, 6/15/27 (a)
1,184,000 1,182,642
144A,7.00%, 6/15/27
607,000 605,354
144A,6.50%, 7/1/32 (a)
1,054,000 972,197
Gen Digital, Inc.
144A,6.75%, 9/30/27
1,767,000 1,777,183
144A,7.125%, 9/30/30 (a)
1,074,000 1,094,388
144A,6.25%, 4/1/33
2,045,000 2,037,250
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
1,341,000 1,341,503
144A,3.50%, 3/1/29
1,504,000 1,415,432
ION Platform Finance US, Inc. /
ION Platform Finance SARL
144A,4.625%, 5/1/28
822,000 770,765
144A,5.00%, 5/1/28
563,000 526,725
144A,5.75%, 5/15/28
820,000 781,181
144A,8.75%, 5/1/29
1,215,000 1,120,847
144A,9.50%, 5/30/29
1,524,000 1,425,535
144A,9.00%, 8/1/29 (a)
1,082,000 995,916
Match Group Holdings II LLC
144A,5.00%, 12/15/27
750,000 747,183
144A,4.625%, 6/1/28
852,000 840,383
144A,5.625%, 2/15/29
588,000 588,312
144A,4.125%, 8/1/30
981,000 923,336
144A,3.625%, 10/1/31
1,161,000 1,039,725
144A,6.125%, 9/15/33
1,466,000 1,441,540
Rakuten Group, Inc.
144A,6.25%, Perpetual (a)
1,972,000 1,879,560
144A,8.125%, Perpetual
1,202,000 1,239,132
144A,9.75%, 4/15/29
3,956,000 4,322,657
Snap, Inc.
144A,6.875%, 3/1/33 (a)
2,826,000 2,801,149
144A,6.875%, 3/15/34
1,246,000 1,226,568
Principal
Amount $ Value $
Wayfair LLC
144A,7.25%, 10/31/29
1,598,000 1,644,189
144A,7.75%, 9/15/30
1,486,000 1,546,938
144A,6.75%, 11/15/32 (a)
1,388,000 1,409,958
144A,7.125%, 5/31/34
700,000 713,259
Ziff Davis, Inc.,144A,4.625%,
10/15/30 (a)
896,000 851,046
(Cost $44,773,628)
44,535,137
Media — 7.6%
AMC Global Media,
Inc.,144A,10.50%, 7/15/32
2,673,000 2,766,875
Block Communications,
Inc.,144A,10.25%, 3/1/31
940,000 879,063
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.00%, 2/1/28
4,726,000 4,679,379
144A,5.375%, 6/1/29
2,686,000 2,636,637
144A,6.375%, 9/1/29
2,796,000 2,809,049
144A,4.75%, 3/1/30
5,894,000 5,570,350
144A,4.50%, 8/15/30
5,392,000 5,018,112
144A,4.25%, 2/1/31
5,791,000 5,243,178
144A,7.375%, 3/1/31 (a)
2,473,000 2,508,011
144A,4.75%, 2/1/32 (a)
2,137,000 1,905,128
4.50%, 5/1/32 (a)
5,459,000 4,789,909
144A,7.00%, 2/1/33 (a)
3,599,000 3,518,004
144A,4.50%, 6/1/33 (a)
3,391,000 2,899,897
144A,4.25%, 1/15/34 (a)
3,796,000 3,170,712
144A,7.375%, 2/1/36 (a)
2,500,000 2,439,482
Directv Financing LLC
144A,8.875%, 2/1/30
3,266,000 3,348,732
144A,8.875%, 2/1/30
1,597,000 1,632,023
Directv Financing LLC / Directv
Financing Co.-Obligor, Inc.
144A,5.875%, 8/15/27
866,000 868,345
144A,10.00%, 2/15/31
4,035,000 4,221,800
144A,9.25%, 6/1/32
2,920,000 2,997,758
Discovery Communications LLC
3.95%, 3/20/28
2,377,000 2,361,740
4.125%, 5/15/29
1,435,000 1,431,412
3.625%, 5/15/30
1,759,000 1,653,460
5.00%, 9/20/37
968,000 759,880
6.35%, 6/1/40
1,090,000 894,487
DISH Network
Corp.,144A,11.75%, 11/15/27
3,945,000 4,064,849
Dotdash Meredith,
Inc.,144A,7.625%, 6/15/32
759,000 728,179
EchoStar Corp.
10.75%, 11/30/29
10,339,000 11,235,805
6.75% Cash or PIK, 11/30/30
(a)
5,144,968 5,255,250
Gray Media, Inc.
144A,10.50%, 7/15/29
2,065,000 2,186,063
144A,7.25%, 8/15/33
1,668,000 1,653,367

4 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28
1,444,000 1,435,598
144A,7.375%, 9/1/31
1,355,000 1,383,670
Midcontinent
Communications,144A,8.00%,
8/15/32 (a)
1,205,000 1,138,010
Nexstar Media, Inc.
144A,4.75%, 11/1/28 (a)
1,963,000 1,932,348
144A,6.50%, 9/15/33
6,700,000 6,753,386
144A,7.25%, 4/15/34
3,400,000 3,421,396
Paramount Global
3.375%, 2/15/28 (a)
900,000 872,152
3.70%, 6/1/28
920,000 889,449
4.20%, 6/1/29 (a)
970,000 925,270
7.875%, 7/30/30
1,580,000 1,658,631
4.95%, 1/15/31
2,550,000 2,378,453
4.20%, 5/19/32
2,000,000 1,731,812
5.50%, 5/15/33
757,000 678,124
6.875%, 4/30/36 (a)
2,250,000 2,081,275
5.90%, 10/15/40
624,000 474,329
4.85%, 7/1/42
900,000 608,007
4.375%, 3/15/43
2,892,000 1,851,007
5.85%, 9/1/43
2,497,000 1,840,464
5.25%, 4/1/44 (a)
550,000 370,038
4.90%, 8/15/44
1,100,000 719,761
4.60%, 1/15/45 (a)
1,260,000 792,380
4.95%, 5/19/50 (a)
2,050,000 1,315,889
Scripps Escrow II,
Inc.,144A,3.875%, 1/15/29 (a)
1,129,000 1,046,148
Sinclair Television Group,
Inc.,144A,8.125%, 2/15/33
2,870,000 2,948,925
Sirius XM Radio
LLC,144A,5.875%, 4/15/32 (a)
2,550,000 2,538,285
Sirius XM Radio, Inc.
144A,5.00%, 8/1/27
2,547,000 2,543,180
144A,4.00%, 7/15/28
3,875,000 3,774,842
144A,5.50%, 7/1/29
2,148,000 2,139,598
144A,4.125%, 7/1/30
3,286,000 3,097,690
144A,3.875%, 9/1/31
2,809,000 2,558,799
Sunrise FinCo I BV,144A,4.875%,
7/15/31
2,459,000 2,328,232
Univision Communications, Inc.
144A,4.50%, 5/1/29
2,054,000 1,952,280
144A,7.375%, 6/30/30
1,695,000 1,687,811
144A,8.50%, 7/31/31
2,406,000 2,422,189
144A,9.375%, 8/1/32
3,044,000 3,117,050
144A,8.875%, 4/15/33
3,000,000 2,988,557
Versant Media Group,
Inc.,144A,7.25%, 1/30/31 (a)
2,047,000 2,126,782
Virgin Media Finance
PLC,144A,5.00%, 7/15/30 (a)
1,821,000 1,495,084
Virgin Media O2 Vendor
Financing Notes VI
DAC,144A,8.50%, 3/15/33 (a)
1,009,000 870,632
Principal
Amount $ Value $
Virgin Media Secured Finance
PLC
144A,5.50%, 5/15/29
3,012,000 2,895,280
144A,4.50%, 8/15/30
1,695,000 1,474,941
VZ Secured Financing BV
144A,5.00%, 1/15/32 (a)
3,012,000 2,615,044
144A,7.50%, 1/15/33
2,336,000 2,246,256
Ziggo Bond Co. BV,144A,5.125%,
2/28/30 (a)
909,000 793,234
Ziggo BV,144A,4.875%, 1/15/30
2,008,000 1,877,675
(Cost $182,865,082)
182,916,899
Telecommunications — 6.6%
Africell Holding
Ltd.,144A,10.50%, 10/23/29
786,000 798,601
APLD ComputeCo 2
LLC,144A,6.75%, 3/15/31
4,348,000 4,382,493
APLD ComputeCo.
LLC,144A,9.25%, 12/15/30
4,480,000 4,835,882
Bell Telephone Co. of Canada Or
Bell Canada
6.875%, 9/15/55
2,063,000 2,121,377
7.00%, 9/15/55
2,478,000 2,559,189
Black Pearl Compute
LLC,144A,6.125%, 2/15/31 (a)
4,148,000 4,220,219
British Telecommunications
PLC,144A,4.875%, 11/23/81 (a)
1,011,000 978,228
Ciena Corp.,144A,4.00%,
1/31/30
683,000 655,543
Cipher Compute
LLC,144A,7.125%, 11/15/30 (a)
3,251,000 3,389,009
Connect Finco SARL / Connect
US Finco LLC,144A,9.00%,
9/15/29 (a)
3,852,000 4,067,392
Connect Holding II
LLC,144A,10.50%, 4/3/31
4,372,000 4,451,798
Core Scientific Finance I
LLC,144A,7.75%, 5/15/31
6,550,000 6,698,431
Edged Compute LLC,144A,7.50%,
4/30/31
2,587,000 2,593,680
Fibercop SpA
144A,Series 2033, 6.375%,
11/15/33
1,020,000 1,020,092
144A,6.00%, 9/30/34
1,069,000 1,027,216
144A,7.20%, 7/18/36
941,000 940,557
144A,7.721%, 6/4/38
917,000 928,239
Flash Compute LLC,144A,7.25%,
12/31/30
2,562,000 2,641,250
GCI LLC,144A,4.75%, 10/15/28
1,464,000 1,412,810
Iliad Holding SAS
144A,7.00%, 10/15/28
1,878,000 1,892,000
144A,8.50%, 4/15/31
1,921,000 2,034,917
144A,7.00%, 4/15/32
1,606,000 1,633,623
Level 3 Financing, Inc.
144A,6.875%, 6/30/33
3,800,000 3,914,122
144A,7.00%, 3/31/34
4,835,000 5,011,413

DBX ETF Trust | 5
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,8.50%, 1/15/36
3,748,000 4,052,191
144A,7.50%, 2/15/37
1,904,000 1,962,451
Lumen Technologies, Inc.
144A,4.50%, 1/15/29
806,000 775,775
Series P, 7.60%, 9/15/39
646,000 618,797
Series U, 7.65%, 3/15/42
663,000 631,024
Meridian Arc Holdco
LLC,144A,6.25%, 4/30/31
11,314,000 11,372,177
Millicom International Cellular
SA
144A,5.125%, 1/15/28 (a)
727,200 722,315
144A,6.25%, 3/25/29
1,293,300 1,302,424
144A,4.50%, 4/27/31 (a)
1,763,000 1,642,474
144A,7.375%, 4/2/32 (a)
730,000 751,360
PR RNO Property Owner 1
LLC,144A,6.50%, 5/1/31
9,101,000 9,113,468
Rogers Communications, Inc.
7.00%, 4/15/55
2,365,000 2,419,565
7.125%, 4/15/55
1,983,000 2,056,297
SE Cosmos LLC,144A,8.875%,
5/1/31
2,000,000 2,091,889
SES Americom, Inc.,144A,5.30%,
3/25/44
811,000 625,020
SES SA,144A,5.30%, 4/4/43
640,000 500,038
SV RNO Property Owner 1
LLC,144A,5.875%, 3/1/31
7,543,000 7,448,308
Telecom Italia Capital SA
6.375%, 11/15/33
980,000 1,022,446
6.00%, 9/30/34 (a)
961,000 978,346
7.20%, 7/18/36
1,111,000 1,210,520
7.721%, 6/4/38 (a)
999,000 1,133,946
TELUS Corp.
6.625%, 10/15/55
1,286,000 1,303,214
7.00%, 10/15/55 (a)
1,558,000 1,603,645
Series ., 6.375%, 6/9/56 (a)
1,606,000 1,604,528
Series ..., 6.625%, 6/9/56 (a)
1,530,000 1,525,256
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL
Capital LLC,144A,4.75%,
4/15/28
1,116,000 1,112,451
Uniti Services LLC,144A,7.50%,
10/15/33
2,739,000 2,882,527
Viavi Solutions, Inc.,144A,3.75%,
10/1/29
799,000 757,980
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31
2,675,000 2,236,841
144A,4.75%, 7/15/31 (a)
3,022,000 2,551,678
144A,7.75%, 4/15/32
1,801,000 1,681,480
144A,6.75%, 1/15/33
1,579,000 1,389,311
Vodafone Group PLC
7.00%, 4/4/79
3,926,000 4,067,136
4.125%, 6/4/81 (a)
1,843,000 1,717,399
5.125%, 6/4/81
2,023,000 1,585,818
Principal
Amount $ Value $
Windstream Services LLC /
Windstream Escrow Finance
Corp.,144A,8.25%, 10/1/31
4,420,000 4,663,166
WULF Compute LLC,144A,7.75%,
10/15/30 (a)
6,352,000 6,674,428
Zayo Group Holdings,
Inc.,144A,5.75% - 9.25% Cash
and 0.50% - 1.0% PIK, 3/9/30
(b)
1,300,001 1,301,626
Zegona Finance
PLC,144A,8.625%, 7/15/29
1,764,000 1,846,400
(Cost $156,374,199)
157,143,796
Consumer, Cyclical — 20.5%
Airlines — 0.9%
Alaska Airlines, Inc.,144A,6.50%,
6/1/31
1,050,000 1,043,539
Allegiant Travel Co.,144A,7.25%,
8/15/27
914,000 917,682
American Airlines,
Inc.,144A,7.25%, 2/15/28 (a)
1,277,000 1,295,437
American Airlines, Inc. /
AAdvantage Loyalty IP
Ltd.,144A,5.75%, 4/20/29
6,378,000 6,370,920
JetBlue Airways Corp. / JetBlue
Loyalty LP,144A,9.875%,
9/20/31 (a)
3,970,000 3,651,771
OneSky Flight LLC,144A,8.875%,
12/15/29
1,316,000 1,388,071
United Airlines Holdings, Inc.
4.875%, 3/1/29
1,883,000 1,858,082
5.375%, 3/1/31 (a)
1,985,000 1,963,198
VistaJet Malta Finance PLC /
Vista Management Holding,
Inc.
144A,9.50%, 6/1/28 (a)
812,000 808,386
144A,6.375%, 2/1/30 (a)
1,985,000 1,810,486
144A,8.75%, 1/15/32
1,000,000 969,521
(Cost $22,423,861)
22,077,093
Apparel — 0.6%
Beach Acquisition Bidco
LLC,144A,10.00% Cash or
10.75% PIK, 7/15/33
4,477,738 4,951,685
Champ Acquisition
Corp.,144A,8.375%, 12/1/31
886,000 928,724
Crocs, Inc.
144A,4.25%, 3/15/29
718,000 695,940
144A,4.125%, 8/15/31
658,000 612,771
Kontoor Brands,
Inc.,144A,4.125%, 11/15/29
849,000 810,260
Levi Strauss & Co.,144A,3.50%,
3/1/31 (a)
942,000 867,207
Under Armour, Inc.,144A,7.25%,
7/15/30 (a)
749,000 759,436
VF Corp.
2.95%, 4/23/30 (a)
1,507,000 1,364,187
6.00%, 10/15/33
529,000 525,138

6 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
6.45%, 11/1/37
616,000 589,640
William Carter (The)
Co.,144A,7.375%, 2/15/31
1,183,000 1,222,021
Wolverine World Wide,
Inc.,144A,4.00%, 8/15/29 (a)
1,039,000 978,787
(Cost $14,124,443)
14,305,796
Auto Manufacturers — 1.4%
Allison Transmission, Inc.
144A,4.75%, 10/1/27 (a)
749,000 748,705
144A,5.875%, 6/1/29
1,010,000 1,019,891
144A,3.75%, 1/30/31 (a)
1,973,000 1,848,048
144A,5.875%, 12/1/33
961,000 963,690
Jaguar Land Rover Automotive
PLC
144A,4.50%, 10/1/27 (a)
1,011,000 1,000,867
144A,5.875%, 1/15/28 (a)
1,068,000 1,068,260
144A,5.50%, 7/15/29 (a)
824,000 816,506
JB Poindexter & Co.,
Inc.,144A,8.75%, 12/15/31 (a)
1,629,000 1,675,155
New Flyer Holdings,
Inc.,144A,9.25%, 7/1/30
1,360,000 1,459,371
Nissan Motor Acceptance Co.
LLC
144A,5.30%, 9/13/27 (a)
649,000 646,497
144A,2.75%, 3/9/28
1,323,000 1,257,371
144A,2.45%, 9/15/28
758,000 705,906
144A,7.05%, 9/15/28
1,316,000 1,352,004
144A,5.625%, 9/29/28 (a)
1,277,000 1,274,921
144A,5.55%, 9/13/29
520,000 509,411
144A,6.125%, 9/30/30
2,378,000 2,348,578
Nissan Motor Co. Ltd.
144A,4.345%, 9/17/27
4,927,000 4,859,054
144A,7.50%, 7/17/30
2,217,000 2,295,875
144A,4.81%, 9/17/30
5,137,000 4,810,177
144A,7.75%, 7/17/32 (a)
1,427,000 1,492,844
144A,8.125%, 7/17/35 (a)
2,478,000 2,631,329
(Cost $34,865,025)
34,784,460
Auto Parts & Equipment
— 2.2%
Adient Global Holdings Ltd.
144A,7.00%, 4/15/28 (a)
1,051,000 1,068,725
144A,8.25%, 4/15/31
841,000 877,028
144A,7.50%, 2/15/33 (a)
1,640,000 1,700,942
American Axle & Manufacturing,
Inc.
5.00%, 10/1/29 (a)
1,124,000 1,099,811
144A,6.375%, 10/15/32
1,909,000 1,916,107
144A,7.75%, 10/15/33 (a)
2,267,000 2,273,259
Aptiv Swiss Holdings
Ltd.,6.875%, 12/15/54
979,000 1,004,040
Clarios Global LP / Clarios US
Finance Co.
144A,6.75%, 5/15/28
1,288,000 1,311,683
Principal
Amount $ Value $
144A,6.75%, 2/15/30
1,923,000 1,987,901
144A,6.75%, 9/15/32
2,467,000 2,527,072
Cooper-Standard Automotive,
Inc.,144A,9.25%, 3/1/31 (a)
2,203,000 2,227,784
Cyprium Corp. / Cyprium
Holdings Luxembourg Sarl
144A,6.125%, 4/15/31
1,700,000 1,700,585
144A,6.375%, 4/15/34
1,500,000 1,496,936
Forvia SE
144A,8.00%, 6/15/30 (a)
971,000 1,025,098
144A,6.75%, 9/15/33 (a)
951,000 957,138
Garrett Motion Holdings, Inc. /
Garrett LX I SARL,144A,7.75%,
5/31/32 (a)
1,608,000 1,685,451
Goodyear Tire & Rubber Co.
5.00%, 7/15/29
1,544,000 1,474,661
6.625%, 7/15/30 (a)
982,000 960,242
5.25%, 4/30/31 (a)
1,222,000 1,091,314
5.25%, 7/15/31
1,213,000 1,076,763
5.625%, 4/30/33 (a)
880,000 766,785
IHO Verwaltungs GmbH
144A,6.3750% Cash or 7.125%
PIK, 5/15/29
733,000 734,877
144A,7.750% Cash or 8.5%
PIK, 11/15/30 (a)
1,012,000 1,046,312
144A,8.000% Cash or 8.750%
PIK, 11/15/32
872,000 910,133
144A,7.375% Cash or 8.125%
PIK, 5/15/33 (a)
950,000 977,594
Phinia, Inc.
144A,6.75%, 4/15/29 (a)
982,000 1,009,378
144A,6.625%, 10/15/32
880,000 902,923
Qnity Electronics, Inc.
144A,5.75%, 8/15/32
1,985,000 1,997,928
144A,6.25%, 8/15/33
1,489,000 1,518,369
Tenneco, Inc.,144A,8.00%,
11/17/28
3,726,000 3,733,668
Titan International, Inc.,7.00%,
4/30/28
1,096,000 1,095,099
ZF North America Capital, Inc.
144A,6.875%, 4/14/28 (a)
1,207,000 1,236,032
144A,7.125%, 4/14/30 (a)
1,294,000 1,303,876
144A,6.75%, 4/23/30
1,718,000 1,710,496
144A,7.50%, 3/24/31 (a)
2,784,000 2,811,864
144A,6.875%, 4/23/32
1,462,000 1,437,968
(Cost $52,466,454)
52,655,842
Distribution/Wholesale — 0.4%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
1,386,000 1,358,982
144A,3.875%, 11/15/29 (a)
809,000 769,691
Gates Corp.,144A,6.875%, 7/1/29
1,039,000 1,069,684
RB Global Holdings, Inc.
144A,6.75%, 3/15/28
1,004,000 1,019,628

DBX ETF Trust | 7
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,7.75%, 3/15/31
1,388,000 1,443,192
Resideo Funding, Inc.
144A,4.00%, 9/1/29
523,000 496,997
144A,6.50%, 7/15/32
1,202,000 1,208,445
S&s Holdings LLC,144A,8.375%,
10/1/31 (a)
1,144,000 1,097,222
Windsor Holdings III
LLC,144A,8.50%, 6/15/30 (a)
1,406,000 1,462,200
(Cost $9,963,289)
9,926,041
Entertainment — 3.5%
Allwyn Entertainment Financing
UK PLC,144A,7.875%, 4/30/29
(a)
1,020,000 1,052,958
Banijay Entertainment
SAS,144A,8.125%, 5/1/29 (a)
1,099,000 1,130,800
Brightstar Lottery
PLC,144A,5.25%, 1/15/29
1,217,000 1,210,072
Brightstar Lottery PLC/
Brightstar Global Solutions
Corp.,144A,5.75%, 1/15/33 (a)
1,682,000 1,632,894
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29 (a)
2,527,000 2,434,535
144A,7.00%, 2/15/30
3,865,000 3,910,815
144A,6.50%, 2/15/32
2,934,000 2,860,556
144A,6.00%, 10/15/32 (a)
2,146,000 1,921,447
Churchill Downs, Inc.
144A,4.75%, 1/15/28
1,536,000 1,520,637
144A,5.75%, 4/1/30
2,337,000 2,337,126
144A,6.75%, 5/1/31
1,004,000 1,025,007
Cinemark USA, Inc.
144A,5.25%, 7/15/28
1,641,000 1,632,408
144A,7.00%, 8/1/32 (a)
985,000 1,019,532
Discovery Global Holdings, Inc.
4.054%, 3/15/29
2,693,000 2,678,323
4.279%, 3/15/32
4,784,000 4,317,560
4.279%, 3/15/32
913,000 753,225
5.05%, 3/15/42
7,315,000 5,349,094
5.141%, 3/15/52
1,676,000 1,139,680
Great Canadian Gaming Corp./
Raptor LLC,144A,8.75%,
11/15/29
1,176,000 1,159,811
Jacobs Entertainment,
Inc.,144A,6.75%, 2/15/29
821,000 806,698
Light & Wonder International,
Inc.
144A,7.25%, 11/15/29
1,062,000 1,085,982
144A,7.50%, 9/1/31
1,192,000 1,240,438
144A,6.25%, 10/1/33 (a)
1,883,000 1,862,155
Live Nation Entertainment, Inc.
144A,4.75%, 10/15/27
1,921,000 1,913,696
144A,3.75%, 1/15/28
941,000 922,507
Merlin Entertainments Group US
Holdings, Inc.,144A,7.375%,
2/15/31
1,011,000 849,316
Principal
Amount $ Value $
Midwest Gaming Borrower LLC
/ Midwest Gaming Finance
Corp.,144A,4.875%, 5/1/29
1,382,000 1,344,831
Mohegan Tribal Gaming
Authority / MS Digital
Entertainment Holdings LLC
144A,8.25%, 4/15/30
1,217,000 1,270,381
144A,11.875%, 4/15/31
1,386,000 1,505,651
Motion Finco Sarl,144A,8.375%,
2/15/32 (a)
815,000 666,994
Ontario Gaming GTA LP/OTG
Co-Issuer, Inc.,144A,8.00%,
8/1/30
699,000 677,854
Penn Entertainment, Inc.
144A,4.125%, 7/1/29 (a)
799,000 764,855
144A,6.75%, 4/1/31 (a)
1,227,000 1,221,878
Pioneer Opco LLC,144A,7.00%,
5/15/33
1,250,000 1,277,001
Resorts World Las Vegas LLC /
RWLV Capital, Inc.
144A,4.625%, 4/16/29
1,770,000 1,611,198
144A,8.45%, 7/27/30
1,130,000 1,127,075
144A,4.625%, 4/6/31
570,000 482,561
Rivers Enterprise Borrower
LLC,144A,6.25%, 10/15/30
1,414,000 1,425,167
Rivers Enterprise Borrower LLC
/ Rivers Enterprise Finance
Corp.,144A,6.625%, 2/1/33
1,054,000 1,069,438
SeaWorld Parks &
Entertainment,
Inc.,144A,5.25%, 8/15/29 (a)
1,435,000 1,396,458
Six Flags Entertainment
Corp.,144A,7.25%, 5/15/31 (a)
1,418,000 1,413,769
Six Flags Entertainment Corp. /
Canada's Wonderland Co. /
Magnum Management Corp.
6.50%, 10/1/28
693,000 695,332
5.25%, 7/15/29 (a)
1,279,000 1,239,008
Six Flags Entertainment Corp.
/Six Flags Theme Parks,
Inc./ Canada's Wonderland
Co.,144A,6.625%, 5/1/32
1,709,000 1,746,376
Six Flags Entertainment Corp./
Canada's Wonderland Co/
Millennium Operations
LLC,144A,8.625%, 1/15/32 (a)
1,963,000 2,015,805
Speedway Motorsports LLC
/ Speedway Funding II,
Inc.,144A,4.875%, 11/1/27
600,000 595,097
Universal Entertainment
Corp.,144A,9.875%, 8/1/29 (a)
699,000 674,526
Vail Resorts, Inc.
144A,5.625%, 7/15/30
1,033,000 1,035,583
144A,6.50%, 5/15/32 (a)
1,174,000 1,196,044
Voyager Parent LLC,144A,9.25%,
7/1/32 (a)
3,384,000 3,588,598

8 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29
1,527,000 1,515,591
144A,7.125%, 2/15/31 (a)
1,961,000 2,071,367
144A,6.25%, 3/15/33 (a)
1,738,000 1,744,165
(Cost $83,037,505)
83,139,875
Food Service — 0.2%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
2,116,000 2,112,661
TKC Holdings, Inc.,144A,8.50%,
8/15/30
2,055,000 2,101,318
(Cost $4,206,621)
4,213,979
Home Builders — 1.4%
Adams Homes, Inc.,144A,9.25%,
10/15/28
809,000 836,007
Ashton Woods USA LLC /
Ashton Woods Finance Co.
144A,4.625%, 8/1/29
718,000 688,943
144A,4.625%, 4/1/30
719,000 682,159
144A,6.875%, 8/1/33
1,030,000 1,009,790
Beazer Homes USA, Inc.
5.875%, 10/15/27 (a)
820,000 820,039
7.25%, 10/15/29
596,000 605,727
144A,7.50%, 3/15/31
446,000 450,893
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
1,024,000 1,024,798
144A,5.00%, 6/15/29
718,000 679,703
144A,4.875%, 2/15/30 (a)
981,000 906,875
Century Communities, Inc.
144A,3.875%, 8/15/29
961,000 907,399
144A,6.625%, 9/15/33
1,031,000 1,022,379
Dream Finders Homes, Inc.
144A,8.25%, 8/15/28
487,000 498,909
144A,6.875%, 9/15/30
557,000 549,735
Empire Communities
Corp.,144A,9.75%, 5/1/29
1,001,000 1,028,022
Forestar Group, Inc.
144A,5.00%, 3/1/28
487,000 485,455
144A,6.50%, 3/15/33
1,151,000 1,155,511
Installed Building Products,
Inc.,144A,5.625%, 2/1/34
881,000 864,916
K Hovnanian Enterprises, Inc.
144A,8.00%, 4/1/31
1,040,000 1,051,217
144A,8.375%, 10/1/33
850,000 858,141
KB Home
6.875%, 6/15/27
603,000 608,961
4.80%, 11/15/29
887,000 870,103
7.25%, 7/15/30
670,000 684,580
4.00%, 6/15/31
633,000 589,137
LGI Homes, Inc.
144A,8.75%, 12/15/28 (a)
799,000 828,441
Principal
Amount $ Value $
144A,4.00%, 7/15/29
514,000 470,003
144A,7.00%, 11/15/32 (a)
749,000 722,551
M/I Homes, Inc.
4.95%, 2/1/28
767,000 766,855
3.95%, 2/15/30
566,000 536,127
Mattamy Group Corp.
144A,4.625%, 3/1/30
1,124,000 1,078,053
144A,6.00%, 12/15/33
871,000 831,422
Risewell Homes, Inc.
144A,9.25%, 10/1/29
664,000 692,663
144A,8.50%, 11/1/30
768,000 775,429
Shea Homes LP / Shea Homes
Funding Corp.
4.75%, 2/15/28 (a)
793,000 788,027
4.75%, 4/1/29
821,000 801,487
STL Holding Co.
LLC,144A,8.75%, 2/15/29
501,000 520,411
Taylor Morrison Communities,
Inc.
144A,5.75%, 1/15/28
1,000,000 1,009,693
144A,5.125%, 8/1/30 (a)
1,011,000 1,000,953
144A,5.75%, 11/15/32
852,000 856,132
Thor Industries,
Inc.,144A,4.00%, 10/15/29
961,000 908,773
Tri Pointe Homes, Inc.
5.25%, 6/1/27
687,000 686,099
5.70%, 6/15/28
668,000 672,991
(Cost $32,947,517)
32,825,509
Home Furnishings — 0.4%
Somnigroup International, Inc.
144A,4.00%, 4/15/29
1,498,000 1,439,876
144A,3.875%, 10/15/31
1,629,000 1,491,223
Whirlpool Corp.
4.75%, 2/26/29 (a)
1,336,000 1,262,335
6.125%, 6/15/30 (a)
1,284,000 1,207,727
2.40%, 5/15/31
687,000 526,068
4.70%, 5/14/32
641,000 528,882
5.50%, 3/1/33
566,000 473,994
6.50%, 6/15/33 (a)
1,250,000 1,134,485
5.75%, 3/1/34
493,000 408,314
5.15%, 3/1/43
446,000 301,168
4.50%, 6/1/46
941,000 599,283
4.60%, 5/15/50 (a)
991,000 626,359
(Cost $10,682,860)
9,999,714
Housewares — 0.6%
Central Garden & Pet Co.
5.125%, 2/1/28
587,000 585,670
4.125%, 10/15/30
811,000 767,199
144A,4.125%, 4/30/31 (a)
973,000 912,809
Newell Brands, Inc.
6.375%, 9/15/27
811,000 818,436
144A,8.50%, 6/1/28
2,354,000 2,457,922

DBX ETF Trust | 9
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
6.625%, 9/15/29 (a)
1,231,000 1,231,559
6.375%, 5/15/30 (a)
1,407,000 1,388,233
6.625%, 5/15/32 (a)
1,061,000 1,032,187
7.375%, 4/1/36 (a)
881,000 846,935
7.50%, 4/1/46 (a)
1,251,000 1,090,579
Scotts Miracle-Gro Co.
4.50%, 10/15/29 (a)
738,000 719,384
4.00%, 4/1/31 (a)
968,000 900,542
4.375%, 2/1/32 (a)
891,000 828,685
(Cost $13,487,413)
13,580,140
Leisure Time — 1.8%
Acushnet Co.,144A,5.625%,
12/1/33 (a)
992,000 984,244
Boyne USA, Inc.,144A,4.75%,
5/15/29 (a)
1,278,000 1,258,845
Carnival Corp. Ltd.
144A,5.125%, 5/1/29 (a)
2,477,000 2,474,004
144A,5.75%, 3/15/30
1,963,000 1,982,750
144A,5.875%, 6/15/31
2,013,000 2,044,140
144A,5.75%, 8/1/32
5,952,000 6,012,603
144A,6.125%, 2/15/33 (a)
3,935,000 3,985,320
Kingpin Intermediate Holdings
LLC,144A,7.25%, 10/15/32 (a)
941,000 814,984
Life Time, Inc.,144A,6.00%,
11/15/31
1,002,000 1,016,515
Lindblad Expeditions
LLC,144A,7.00%, 9/15/30
1,457,000 1,499,421
NCL Corp. Ltd.
144A,7.75%, 2/15/29
1,604,000 1,678,926
144A,6.25%, 3/1/30
531,000 524,785
144A,5.875%, 1/15/31
2,367,000 2,287,439
144A,6.75%, 2/1/32
3,361,000 3,330,584
144A,6.25%, 9/15/33 (a)
1,722,000 1,650,989
NCL Finance Ltd.,144A,6.125%,
3/15/28
1,032,000 1,042,516
Patrick Industries, Inc.
144A,4.75%, 5/1/29
682,000 667,811
144A,6.375%, 11/1/32
1,091,000 1,089,693
Sabre Financial Borrower
LLC,144A,11.125%, 6/15/29 (a)
2,027,000 2,109,923
Viking Cruises Ltd.
144A,7.00%, 2/15/29
1,251,000 1,255,855
144A,9.125%, 7/15/31
1,368,000 1,438,385
144A,5.875%, 10/15/33
3,291,000 3,297,589
(Cost $42,838,113)
42,447,321
Lodging — 1.9%
Boyd Gaming Corp.
4.75%, 12/1/27
2,072,000 2,065,780
144A,4.75%, 6/15/31
1,800,000 1,735,388
Genting New York LLC / Genny
Capital, Inc.,144A,7.25%,
10/1/29
1,340,000 1,372,148
Principal
Amount $ Value $
Hilton Domestic Operating Co.,
Inc.
144A,5.875%, 4/1/29
1,086,000 1,102,626
144A,3.75%, 5/1/29 (a)
1,748,000 1,687,906
4.875%, 1/15/30
2,033,000 2,010,894
144A,4.00%, 5/1/31
2,107,000 1,997,646
144A,5.50%, 9/15/31
1,900,000 1,911,008
144A,3.625%, 2/15/32
3,026,000 2,777,772
144A,6.125%, 4/1/32
830,000 846,232
144A,5.875%, 3/15/33
1,993,000 2,015,585
144A,5.75%, 9/15/33
1,893,000 1,909,764
144A,5.50%, 3/31/34
2,033,000 2,023,728
Hilton Grand Vacations Borrower
Escrow LLC / Hilton Grand
Vacations Borrower Esc
144A,4.875%, 7/1/31
961,000 896,273
144A,6.625%, 1/15/32
1,830,000 1,860,936
Hilton Grand Vacations Borrower
LLC / Hilton Grand Vacations
Borrower, Inc.,144A,5.00%,
6/1/29 (a)
1,699,000 1,652,900
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28
828,000 825,780
144A,4.50%, 6/15/29
942,000 908,500
144A,6.50%, 10/1/33 (a)
1,083,000 1,062,751
MGM Resorts International
4.75%, 10/15/28 (a)
1,467,000 1,453,759
6.125%, 9/15/29
1,479,000 1,500,903
6.50%, 4/15/32 (a)
1,507,000 1,535,713
Station Casinos LLC
144A,4.50%, 2/15/28
1,411,000 1,390,797
144A,4.625%, 12/1/31 (a)
961,000 909,470
144A,6.625%, 3/15/32
1,241,000 1,259,176
Travel + Leisure Co.
144A,4.50%, 12/1/29
1,303,000 1,259,267
144A,4.625%, 3/1/30
608,000 584,751
144A,6.25%, 6/1/31
1,776,000 1,786,264
144A,6.125%, 9/1/33
1,081,000 1,062,434
Wyndham Hotels & Resorts, Inc.
144A,4.375%, 8/15/28
1,002,000 987,998
144A,5.625%, 3/1/33
1,300,000 1,281,541
(Cost $45,640,785)
45,675,690
Office Furnishings — 0.0%
HNI Corp.,144A,5.125%, 1/18/29
(Cost $752,093)
771,000 753,695
Retail — 5.2%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
3,125,000 3,070,451
144A,4.375%, 1/15/28
1,507,000 1,491,545
144A,3.50%, 2/15/29
1,527,000 1,467,901

10 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,6.125%, 6/15/29
2,412,000 2,455,745
144A,5.625%, 9/15/29
811,000 817,053
144A,4.00%, 10/15/30
5,756,000 5,454,827
Academy Ltd.,144A,5.875%,
5/15/31
1,050,000 1,056,483
Advance Auto Parts, Inc.
1.75%, 10/1/27
690,000 660,601
5.95%, 3/9/28
663,000 670,934
3.90%, 4/15/30 (a)
962,000 898,328
144A,7.00%, 8/1/30 (a)
1,882,000 1,933,724
3.50%, 3/15/32
690,000 605,192
144A,7.375%, 8/1/33 (a)
1,902,000 1,978,574
Asbury Automotive Group, Inc.
4.50%, 3/1/28
727,000 721,939
144A,4.625%, 11/15/29
1,558,000 1,513,190
4.75%, 3/1/30 (a)
892,000 867,934
144A,5.00%, 2/15/32 (a)
1,414,000 1,349,880
Bath & Body Works, Inc.
5.25%, 2/1/28 (a)
921,000 923,480
7.50%, 6/15/29 (a)
783,000 794,763
144A,6.625%, 10/1/30
1,470,000 1,495,956
6.95%, 3/1/33
628,000 624,313
6.875%, 11/1/35 (a)
1,410,000 1,410,694
6.75%, 7/1/36
1,292,000 1,274,914
BCPE Flavor Debt Merger Sub
LLC and BCPE Flavor Issuer,
Inc.,144A,9.50%, 7/1/32 (a)
991,000 901,819
Bloomin' Brands, Inc. /
OSI Restaurant Partners
LLC,144A,5.125%, 4/15/29
497,000 473,682
BlueLinx Holdings,
Inc.,144A,6.00%, 11/15/29
803,000 786,953
Brinker International,
Inc.,144A,8.25%, 7/15/30
668,000 697,777
Carvana Co.
144A,9.00%, 6/1/30
3,244,000 3,364,521
144A,9.00%, 6/1/31 (a)
4,482,500 4,954,234
Cougar JV Subsidiary
LLC,144A,8.00%, 5/15/32
1,235,000 1,293,518
EG Global Finance
PLC,144A,12.00%, 11/30/28
1,476,000 1,574,899
Ferrellgas LP / Ferrellgas
Finance Corp.
144A,5.875%, 4/1/29
1,477,000 1,448,528
144A,9.25%, 1/15/31
1,305,000 1,376,868
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co.,
Inc.,144A,4.625%, 1/15/29
1,907,000 1,859,381
Gap, Inc.
144A,3.625%, 10/1/29
1,497,000 1,401,403
144A,3.875%, 10/1/31 (a)
1,407,000 1,278,509
Gee Automotive Holdings
LLC,144A,7.25%, 3/1/31
717,000 724,741
Principal
Amount $ Value $
Global Auto Holdings Ltd. / AAG
FH UK Ltd.
144A,8.375%, 1/15/29
1,082,000 1,056,898
144A,8.75%, 1/15/32 (a)
1,062,000 997,354
Global Auto Holdings Ltd./
Aag Fh UK Ltd.,144A,11.50%,
8/15/29
1,046,000 1,082,725
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28
1,447,000 1,407,728
144A,6.375%, 1/15/30
1,061,000 1,078,703
Ken Garff Automotive
LLC,144A,4.875%, 9/15/28 (a)
709,000 701,573
KFC Holding Co./Pizza Hut
Holdings LLC/Taco Bell of
America LLC,144A,4.75%,
6/1/27
1,317,000 1,315,620
Kohl's Corp.
144A,10.00%, 6/1/30
784,000 852,500
5.125%, 5/1/31
738,000 631,783
5.55%, 7/17/45
882,000 560,729
LCM Investments Holdings II LLC
144A,4.875%, 5/1/29 (a)
1,923,000 1,877,216
144A,8.25%, 8/1/31
1,829,000 1,908,633
Lithia Motors, Inc.
144A,4.625%, 12/15/27
787,000 783,055
144A,3.875%, 6/1/29
1,604,000 1,537,390
144A,5.50%, 10/1/30 (a)
1,174,000 1,163,997
144A,4.375%, 1/15/31
1,092,000 1,034,900
Macy's Retail Holdings LLC
144A,6.125%, 3/15/32 (a)
741,000 741,102
144A,7.375%, 8/1/33 (a)
1,049,000 1,095,188
4.50%, 12/15/34 (a)
765,000 673,983
5.125%, 1/15/42
496,000 384,670
4.30%, 2/15/43
566,000 385,842
Men's Wearhouse LLC
(The),144A,9.00%, 2/1/31
1,035,000 1,089,018
Michaels (The) Cos.,
Inc.,144A,8.50%, 3/15/33
3,915,000 3,822,190
Murphy Oil USA, Inc.
5.625%, 5/1/27
813,000 813,000
4.75%, 9/15/29
1,022,000 1,004,909
144A,3.75%, 2/15/31
972,000 905,701
144A,5.875%, 6/1/34
950,000 953,432
Nordstrom, Inc.
6.95%, 3/15/28
562,000 572,725
4.375%, 4/1/30 (a)
902,000 862,347
4.25%, 8/1/31 (a)
840,000 774,779
5.00%, 1/15/44
1,947,000 1,371,309
Papa John's International,
Inc.,144A,3.875%, 9/15/29 (a)
803,000 768,204
Park River Holdings,
Inc.,144A,8.00%, 3/15/31
1,468,000 1,486,415
Penske Automotive Group,
Inc.,3.75%, 6/15/29
1,011,000 968,961

DBX ETF Trust | 11
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Petco Health & Wellness Co.,
Inc.,144A,8.25%, 2/1/31 (a)
1,164,000 1,165,962
PetSmart LLC / PetSmart
Finance Corp.,144A,7.50%,
9/15/32
3,889,000 3,918,665
QXO Building Products,
Inc.,144A,6.75%, 4/30/32
4,466,000 4,550,653
Sally Holdings LLC / Sally
Capital, Inc.,6.75%, 4/1/32 (a)
1,208,000 1,241,504
Sonic Automotive, Inc.
144A,4.625%, 11/15/29
1,293,000 1,267,419
144A,4.875%, 11/15/31 (a)
1,011,000 967,633
Staples, Inc.,144A,10.75%, 9/1/29
4,916,000 4,676,991
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.
144A,5.00%, 6/1/31
1,337,000 1,281,639
144A,6.50%, 12/15/35
718,000 712,471
Superior Plus LP / Superior
General Partner,
Inc.,144A,4.50%, 3/15/29
1,204,000 1,166,425
Victoria's Secret &
Co.,144A,4.625%, 7/15/29
1,074,000 1,036,665
Victra Holdings LLC / Victra
Finance Corp.,144A,8.75%,
9/15/29 (a)
750,000 775,722
Vivo Energy Investments
BV,144A,5.125%, 9/24/27
677,000 671,757
Yum! Brands, Inc.
144A,4.75%, 1/15/30
1,608,000 1,585,468
3.625%, 3/15/31
2,134,000 1,984,762
4.625%, 1/31/32
2,215,000 2,127,089
5.375%, 4/1/32
1,973,000 1,970,354
6.875%, 11/15/37
727,000 798,509
5.35%, 11/1/43
506,000 482,082
(Cost $124,598,692)
124,721,603
Consumer, Non-cyclical
— 16.9%
Agriculture — 0.1%
Darling Ingredients,
Inc.,144A,6.00%, 6/15/30
1,973,000 1,992,146
Turning Point Brands,
Inc.,144A,7.625%, 3/15/32
562,000 583,555
(Cost $2,582,539)
2,575,701
Beverages — 0.1%
Primo Water Holdings, Inc. /
Triton Water Holdings, Inc.
144A,6.25%, 4/1/29
1,157,000 1,159,903
144A,4.375%, 4/30/29 (a)
1,532,000 1,504,743
(Cost $2,646,402)
2,664,646
Biotechnology — 0.3%
BioMarin Pharmaceutical,
Inc.,144A,5.50%, 2/15/34
1,729,000 1,708,108
Principal
Amount $ Value $
Genmab A/S/Genmab Finance
LLC
144A,6.25%, 12/15/32
2,934,000 2,988,672
144A,7.25%, 12/15/33
1,923,000 2,001,826
(Cost $6,766,804)
6,698,606
Commercial Services — 5.0%
ADT Security
Corp.,144A,4.875%, 7/15/32
(a)
1,491,000 1,411,842
ADT Security (The) Corp.
144A,4.125%, 8/1/29
1,993,000 1,914,080
144A,5.875%, 10/15/33
1,934,000 1,890,075
Albion Financing 1 Sarl
/ Aggreko Holdings,
Inc.,144A,7.00%, 5/21/30 (a)
2,773,000 2,862,984
Allied Universal Holdco
LLC,144A,7.875%, 2/15/31
4,513,000 4,718,342
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp.,144A,6.875%, 6/15/30
2,064,000 2,110,256
Allied Universal Holdco LLC /
Allied Universal Finance Corp.
/ Atlas Luxco 4 SARL
144A,4.625%, 6/1/28
2,489,000 2,451,961
144A,4.625%, 6/1/28
1,326,000 1,306,988
AMN Healthcare, Inc.
144A,4.00%, 4/15/29
718,000 693,151
144A,6.50%, 1/15/31 (a)
750,000 753,838
APi Group DE, Inc.
144A,4.125%, 7/15/29
652,000 628,268
144A,4.75%, 10/15/29
580,000 570,459
144A,5.75%, 6/1/34
1,030,000 1,024,338
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,5.75%, 7/15/27 (a)
963,000 963,250
144A,5.75%, 7/15/27
677,000 676,756
144A,4.75%, 4/1/28 (a)
997,000 982,425
144A,5.375%, 3/1/29 (a)
1,125,000 1,102,511
144A,8.25%, 1/15/30 (a)
1,316,000 1,357,322
144A,8.00%, 2/15/31 (a)
878,000 884,146
144A,8.375%, 6/15/32 (a)
1,275,000 1,301,922
Belron UK Finance
PLC,144A,5.75%, 10/15/29
2,219,000 2,237,833
Brink's Co.
144A,4.625%, 10/15/27
1,063,000 1,057,608
144A,6.50%, 6/15/29
767,000 786,063
144A,6.75%, 6/15/32
813,000 832,825
Carriage Services,
Inc.,144A,4.25%, 5/15/29
756,000 723,269
Cimpress PLC,144A,7.375%,
9/15/32
1,192,000 1,205,617
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28
1,755,000 1,697,293
144A,4.875%, 7/1/29
1,808,000 1,655,740

12 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
CompoSecure Holdings
LLC,144A,5.625%, 2/1/33
1,837,000 1,783,249
CoreCivic, Inc.,8.25%, 4/15/29
1,016,000 1,059,132
Deluxe Corp.
144A,8.00%, 6/1/29 (a)
871,000 882,811
144A,8.125%, 9/15/29
730,000 762,195
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28
1,872,000 1,942,363
144A,8.625%, 5/15/32
974,000 1,023,576
144A,8.00%, 3/15/33 (a)
1,280,000 1,331,207
Garda World Security Corp.
144A,7.75%, 2/15/28
877,000 892,792
144A,6.50%, 1/15/31
1,505,000 1,530,784
GEO Group, Inc.
8.625%, 4/15/29
1,055,000 1,100,098
10.25%, 4/15/31
1,164,000 1,261,391
Graham Holdings
Co.,144A,5.625%, 12/1/33 (a)
941,000 924,231
Grand Canyon University,5.125%,
10/1/28
819,000 811,375
Herc Holdings, Inc.
144A,6.625%, 6/15/29
1,628,000 1,667,779
144A,7.00%, 6/15/30
3,275,000 3,402,964
144A,5.75%, 3/15/31 (a)
1,194,000 1,193,874
144A,7.25%, 6/15/33 (a)
2,185,000 2,279,254
144A,6.00%, 3/15/34 (a)
1,214,000 1,206,386
ION Platform Finance US,
Inc.,144A,7.875%, 9/30/32
2,991,000 2,316,368
Korn Ferry,144A,4.625%,
12/15/27
1,005,000 997,412
NESCO Holdings II,
Inc.,144A,5.50%, 4/15/29 (a)
1,893,000 1,884,761
Prime Security Services
Borrower LLC / Prime
Finance, Inc.,144A,3.375%,
8/31/27
2,003,000 1,963,968
Raven Acquisition Holdings
LLC,144A,6.875%, 11/15/31 (a)
2,509,000 2,460,143
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29
1,804,000 1,870,793
144A,10.875%, 8/1/29
1,151,000 1,188,809
Service Corp. International
4.625%, 12/15/27
1,122,000 1,117,908
5.125%, 6/1/29
1,467,000 1,465,256
3.375%, 8/15/30
1,799,000 1,672,685
4.00%, 5/15/31
1,348,000 1,267,348
5.75%, 10/15/32 (a)
1,608,000 1,621,055
Sotheby's,144A,8.25%, 4/15/31
1,600,000 1,575,132
Sotheby's/Bidfair Holdings,
Inc.,144A,5.875%, 6/1/29
806,000 766,620
StoneMor, Inc.,144A,8.50%,
5/15/29
729,000 714,999
Synergy Infrastructure Holdings
LLC,144A,7.875%, 12/1/30
892,000 934,541
Principal
Amount $ Value $
TriNet Group, Inc.
144A,3.50%, 3/1/29
1,029,000 961,970
144A,7.125%, 8/15/31
819,000 824,147
United Rentals North America,
Inc.
3.875%, 11/15/27
1,702,000 1,685,314
4.875%, 1/15/28
3,429,000 3,429,713
5.25%, 1/15/30 (a)
1,457,000 1,457,338
4.00%, 7/15/30
1,399,000 1,336,862
3.875%, 2/15/31
2,190,000 2,070,997
3.75%, 1/15/32
1,537,000 1,421,550
144A,5.375%, 11/15/33
3,044,000 3,005,930
144A,6.125%, 3/15/34
2,051,000 2,104,909
Upbound Group,
Inc.,144A,6.375%, 2/15/29 (a)
845,000 836,286
Valvoline, Inc.,144A,3.625%,
6/15/31 (a)
1,089,000 993,488
Veritiv Operating
Co.,144A,10.50%, 11/30/30
2,190,000 2,246,986
VM Consolidated,
Inc.,144A,5.50%, 4/15/29
718,000 618,838
VT Topco, Inc.,144A,8.50%,
8/15/30 (a)
811,000 832,869
Wand NewCo 3,
Inc.,144A,7.625%, 1/30/32
2,428,000 2,511,351
Williams Scotsman, Inc.
144A,4.625%, 8/15/28
1,011,000 1,001,237
144A,6.625%, 6/15/29
941,000 964,692
144A,6.625%, 4/15/30 (a)
1,002,000 1,030,682
144A,7.375%, 10/1/31 (a)
1,130,000 1,179,907
(Cost $119,681,474)
119,189,487
Cosmetics/Personal Care
— 0.4%
Edgewell Personal Care Co.
144A,5.50%, 6/1/28
1,757,000 1,750,775
144A,4.125%, 4/1/29
961,000 918,447
Opal Bidco SAS,144A,6.50%,
3/31/32
2,063,000 2,097,118
Perrigo Finance Unlimited Co.
5.15%, 6/15/30
1,447,000 1,387,336
Series USD, 6.125%, 9/30/32
(a)
1,440,000 1,374,600
4.90%, 12/15/44
603,000 435,701
Prestige Brands, Inc.
144A,5.125%, 1/15/28
917,000 913,740
144A,3.75%, 4/1/31
1,204,000 1,104,977
(Cost $10,056,285)
9,982,694
Food — 2.6%
Albertsons Cos, Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC,144A,5.625%,
3/31/32
2,452,000 2,393,937

DBX ETF Trust | 13
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,6.50%, 2/15/28
1,697,000 1,715,280
144A,3.50%, 3/15/29
2,630,000 2,509,181
144A,4.875%, 2/15/30
1,947,000 1,896,235
144A,5.50%, 3/31/31
1,536,000 1,512,426
144A,6.25%, 3/15/33
1,184,000 1,186,254
144A,5.75%, 3/31/34
3,258,000 3,138,615
B&G Foods, Inc.,144A,8.00%,
9/15/28 (a)
1,499,000 1,483,524
Chobani LLC / Chobani Finance
Corp., Inc.,144A,4.625%,
11/15/28
790,000 782,544
Fiesta Purchaser,
Inc.,144A,7.875%, 3/1/31
891,000 895,936
Froneri Lux FinCo
SARL,144A,6.00%, 8/1/32
1,087,000 1,059,965
Industrial F&B Investments III,
Inc.,144A,7.75%, 2/11/33
1,669,000 1,702,418
Ingles Markets, Inc.,144A,4.00%,
6/15/31
621,000 584,326
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.
144A,9.00%, 2/15/29
2,083,000 2,175,479
144A,7.125%, 4/30/33
992,000 1,005,246
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
1,472,000 1,461,794
144A,4.125%, 1/31/30
1,721,000 1,644,058
144A,4.375%, 1/31/32
1,405,000 1,314,587
Performance Food Group, Inc.
144A,4.25%, 8/1/29
2,013,000 1,950,316
144A,6.125%, 9/15/32
1,984,000 2,005,834
144A,5.625%, 3/1/34
2,083,000 2,035,489
Pilgrim's Pride Corp.
4.25%, 4/15/31 (a)
1,398,000 1,340,803
3.50%, 3/1/32 (a)
1,796,000 1,632,707
6.25%, 7/1/33 (a)
1,320,000 1,378,255
6.875%, 5/15/34 (a)
1,017,000 1,098,908
Post Holdings, Inc.
144A,4.625%, 4/15/30
2,597,000 2,526,392
144A,4.50%, 9/15/31
2,123,000 1,992,158
144A,6.25%, 2/15/32
1,995,000 2,026,699
144A,6.375%, 3/1/33 (a)
2,362,000 2,355,192
144A,6.25%, 10/15/34
2,404,000 2,382,494
144A,6.50%, 3/15/36
2,580,000 2,559,704
Safeway, Inc.,7.25%, 2/1/31
524,000 547,727
Simmons Foods Inc/Simmons
Prepared Foods Inc/Simmons
Pet Food Inc/Simmons
Feed,144A,4.625%, 3/1/29
1,577,000 1,525,401
US Foods, Inc.
144A,6.875%, 9/15/28
811,000 830,743
Principal
Amount $ Value $
144A,4.75%, 2/15/29
1,691,000 1,667,785
144A,4.625%, 6/1/30
1,097,000 1,066,336
144A,7.25%, 1/15/32
1,136,000 1,180,560
144A,5.75%, 4/15/33
1,011,000 1,009,556
Viking Baked Goods Acquisition
Corp.,144A,8.625%, 11/1/31
1,696,000 1,733,292
(Cost $63,627,151)
63,308,156
Healthcare-Products — 0.8%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
3,035,000 3,000,412
144A,3.875%, 11/1/29 (a)
1,548,000 1,470,202
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
2,602,000 2,686,565
DENTSPLY SIRONA, Inc.,8.375%,
9/12/55 (a)
1,092,000 1,100,739
Embecta Corp.,144A,5.00%,
2/15/30 (a)
992,000 767,240
Garden Spinco
Corp.,144A,8.625%, 7/20/30
809,000 848,548
Insulet Corp.,144A,6.50%,
4/1/33
868,000 883,209
Medline Borrower
LP,144A,5.25%, 10/1/29 (a)
5,186,000 5,177,112
Teleflex, Inc.
4.625%, 11/15/27
891,000 886,622
144A,4.25%, 6/1/28
1,041,000 1,027,431
(Cost $17,940,136)
17,848,080
Healthcare-Services — 5.7%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28
870,000 865,935
144A,5.00%, 4/15/29 (a)
771,000 754,423
144A,7.375%, 3/15/33 (a)
1,254,000 1,286,388
AHP Health Partners,
Inc.,144A,5.75%, 7/15/29
682,000 676,054
Centene Corp.
4.25%, 12/15/27
2,050,000 2,043,725
2.45%, 7/15/28 (a)
4,565,000 4,327,615
4.625%, 12/15/29
6,505,000 6,335,660
3.375%, 2/15/30
3,895,000 3,619,480
3.00%, 10/15/30
4,439,000 4,000,465
2.50%, 3/1/31
4,425,000 3,854,837
2.625%, 8/1/31
2,580,000 2,240,341
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28 (a)
1,002,000 983,003
144A,3.75%, 3/15/29
942,000 902,419
144A,4.00%, 3/15/31 (a)
1,037,000 971,124
CHS/Community Health
Systems, Inc.
144A,6.00%, 1/15/29
1,577,000 1,561,230
144A,5.25%, 5/15/30
2,980,000 2,808,195
144A,4.75%, 2/15/31
1,384,000 1,272,522
144A,10.875%, 1/15/32
2,936,000 3,163,516

14 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,9.75%, 1/15/34 (a)
3,553,000 3,726,813
Concentra Health Services,
Inc.,144A,6.875%, 7/15/32 (a)
1,215,000 1,257,567
DaVita, Inc.
144A,4.625%, 6/1/30
5,459,000 5,304,421
144A,3.75%, 2/15/31
2,977,000 2,767,998
144A,6.875%, 9/1/32 (a)
2,083,000 2,157,058
144A,6.75%, 7/15/33 (a)
1,983,000 2,049,298
Encompass Health Corp.
4.50%, 2/1/28
1,248,000 1,242,550
4.75%, 2/1/30
1,448,000 1,424,634
4.625%, 4/1/31
853,000 825,540
144A,5.875%, 6/1/34
1,030,000 1,036,376
Fortrea Holdings,
Inc.,144A,7.50%, 7/1/30
1,066,000 1,074,408
Global Medical Response,
Inc.,144A,7.375%, 10/1/32
1,923,000 1,998,055
Hah Group Holding Co.
LLC,144A,9.75%, 10/1/31 (a)
1,376,000 1,235,014
HealthEquity, Inc.,144A,4.50%,
10/1/29
1,209,000 1,176,494
Humana, Inc.,6.625%, 9/15/56
(a)
1,985,000 1,967,538
IQVIA, Inc.
144A,6.50%, 5/15/30
1,456,000 1,493,488
144A,6.25%, 6/1/32
3,765,000 3,846,324
Kedrion SpA,144A,6.50%, 9/1/29
1,438,000 1,414,112
LifePoint Health, Inc.
144A,9.875%, 8/15/30
1,734,000 1,833,218
144A,8.375%, 2/15/32
1,346,000 1,413,253
144A,7.00%, 5/1/34
2,977,000 2,906,914
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
1,448,000 1,426,880
144A,3.875%, 11/15/30
1,055,000 976,412
144A,6.50%, 2/15/31
1,819,000 1,844,543
144A,3.875%, 5/15/32
1,447,000 1,297,583
144A,6.25%, 1/15/33 (a)
1,546,000 1,545,864
National Mentor Holdings,
Inc.,144A,10.50%, 12/15/30
2,531,000 2,664,325
Option Care Health,
Inc.,144A,4.375%, 10/31/29
952,000 915,573
Pediatrix Medical Group,
Inc.,144A,5.375%, 2/15/30
649,000 642,263
Prime Healthcare Services,
Inc.,144A,9.375%, 9/1/29
2,812,000 2,941,371
Radiology Partners,
Inc.,144A,8.50%, 7/15/32 (a)
1,786,000 1,830,650
Select Medical
Corp.,144A,6.25%, 12/1/32 (a)
1,032,000 1,004,916
Sotera Health Holdings
LLC,144A,7.375%, 6/1/31
1,367,000 1,422,100
Star Parent, Inc.,144A,9.00%,
10/1/30
2,007,000 2,106,975
Team Health Holdings, Inc.
144A,PIK, 6/30/28
1,183,000 1,186,999
Principal
Amount $ Value $
144A,9.00% Cash or 4.50%
PIK, PIK, 6/30/28 (a)
1,891,420 1,938,516
Team Services Holding,
Inc.,144A,9.00%, 2/15/33 (a)
1,391,000 1,401,502
Tenet Healthcare Corp.
5.125%, 11/1/27
3,259,000 3,261,910
4.625%, 6/15/28 (a)
1,164,000 1,156,317
6.125%, 10/1/28
2,840,000 2,847,248
4.25%, 6/1/29
3,018,000 2,942,210
4.375%, 1/15/30
2,893,000 2,799,445
6.125%, 6/15/30
3,745,000 3,780,297
6.75%, 5/15/31
2,950,000 3,037,686
6.875%, 11/15/31 (a)
721,000 767,781
144A,5.50%, 11/15/32
3,024,000 3,011,771
144A,6.00%, 11/15/33 (a)
1,447,000 1,461,120
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
1,985,000 1,901,648
(Cost $135,627,728)
135,931,910
Household Products/Wares
— 0.0%
ACCO Brands Corp.,144A,4.25%,
3/15/29 (a)
(Cost $1,083,783)
1,170,000 1,076,947
Pharmaceuticals — 1.9%
1261229 BC Ltd.,144A,10.00%,
4/15/32
11,910,000 12,193,663
Adapthealth LLC
144A,6.125%, 8/1/28
527,000 526,476
144A,4.625%, 8/1/29 (a)
873,000 842,549
144A,5.125%, 3/1/30
1,292,000 1,251,876
Amneal Pharmaceuticals
LLC,144A,6.875%, 8/1/32 (a)
1,320,000 1,367,337
BellRing Brands,
Inc.,144A,7.00%, 3/15/30
1,830,000 1,816,141
CVS Health Corp.
6.75%, 12/10/54 (a)
1,617,000 1,685,933
7.00%, 3/10/55
4,271,000 4,450,016
Elanco Animal Health,
Inc.,6.40%, 8/28/28 (a)
1,787,000 1,833,567
Endo Finance Holdings
LP,144A,8.50%, 4/15/31
1,832,000 1,952,575
Grifols SA,144A,4.75%, 10/15/28
(a)
1,194,000 1,175,273
Harrow, Inc.,144A,8.625%,
9/15/30
663,000 671,229
HLF Financing Sarl LLC /
Herbalife International, Inc.
144A,4.875%, 6/1/29
1,124,000 1,054,840
144A,7.75%, 5/1/33
1,735,000 1,752,340
Jazz Securities
DAC,144A,4.375%, 1/15/29
2,994,000 2,938,994
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28
4,117,000 4,066,755

DBX ETF Trust | 15
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,5.125%, 4/30/31
3,169,000 3,141,141
144A,6.75%, 5/15/34
1,011,000 1,078,503
144A,7.875%, 5/15/34 (a)
961,000 1,031,478
Paradigm Parent LLC And
Paradigm Parent Co.-Issuer,
Inc.,144A,8.75%, 4/17/32
1,020,000 925,650
(Cost $45,043,997)
45,756,336
Diversified — 0.2%
Holding Companies-Diversified
— 0.2%
Clue Opco LLC,144A,9.50%,
10/15/31 (a)
1,439,000 1,334,673
Stena International SA
144A,7.25%, 1/15/31
1,675,000 1,716,965
144A,7.625%, 2/15/31
703,000 716,911
(Cost $3,895,502)
3,768,549
Energy — 12.6%
Coal — 0.1%
Alliance Resource Operating
Partners LP / Alliance
Resource Finance
Corp.,144A,8.625%, 6/15/29
1,117,000 1,167,162
SunCoke Energy,
Inc.,144A,4.875%, 6/30/29
1,041,000 995,295
(Cost $2,129,596)
2,162,457
Energy-Alternate Sources
— 0.1%
TerraForm Power Operating LLC
144A,5.00%, 1/31/28
1,236,000 1,228,980
144A,4.75%, 1/15/30
1,452,000 1,402,122
(Cost $2,630,984)
2,631,102
Oil & Gas — 5.6%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,7.50%, 10/1/29
2,122,000 2,213,460
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,9.00%, 11/1/27
463,000 527,820
144A,5.875%, 6/30/29
1,181,000 1,179,421
144A,6.625%, 10/15/32
1,122,000 1,151,458
144A,6.625%, 7/15/33
861,000 882,273
BKV Upstream Midstream
LLC,144A,7.50%, 10/15/30
1,094,000 1,109,390
Borr IHC Ltd / Borr Finance LLC
144A,10.00%, 11/15/28
1,826,146 1,917,585
144A,10.375%, 11/15/30
1,411,854 1,498,163
California Resources Corp.
144A,8.25%, 6/15/29
1,104,000 1,151,825
144A,7.00%, 1/15/34
1,499,000 1,511,097
Caturus Energy LLC
144A,8.50%, 2/15/30
1,061,000 1,111,258
144A,7.125%, 5/15/31
1,000,000 998,754
Principal
Amount $ Value $
Chord Energy Corp.
144A,6.00%, 10/1/30
1,467,000 1,485,267
144A,6.75%, 3/15/33
1,497,000 1,536,974
CITGO Petroleum
Corp.,144A,8.375%, 1/15/29
2,162,000 2,227,510
CNX Resources Corp.
144A,7.375%, 1/15/31
961,000 986,390
144A,7.25%, 3/1/32
1,204,000 1,244,383
144A,5.875%, 3/1/34
1,011,000 995,219
Comstock Resources, Inc.
144A,6.75%, 3/1/29
2,386,000 2,344,337
144A,6.75%, 3/1/29
753,000 740,768
144A,5.875%, 1/15/30
1,976,000 1,867,557
Crescent Energy Finance LLC
144A,7.75%, 7/31/29
578,000 580,168
144A,7.625%, 4/1/32
2,135,000 2,191,059
144A,7.875%, 4/15/32
2,023,000 2,073,470
144A,7.375%, 1/15/33
2,138,000 2,172,584
144A,8.375%, 1/15/34
974,000 1,021,687
CVR Energy, Inc.
144A,7.50%, 2/15/31
1,284,000 1,298,428
144A,7.875%, 2/15/34
809,000 811,679
DBR Land Holdings
LLC,144A,6.25%, 12/1/30
872,000 885,560
Diamond Foreign Asset
Co. / Diamond Finance
LLC,144A,8.50%, 10/1/30
902,000 948,846
EnQuest PLC,144A,9.875%,
4/30/31
1,250,000 1,286,814
Gulfport Energy Operating
Corp.,144A,6.75%, 9/1/29
1,055,000 1,082,455
Hilcorp Energy I LP / Hilcorp
Finance Co.
144A,6.25%, 11/1/28
1,494,000 1,500,000
144A,5.75%, 2/1/29
1,014,000 1,011,749
144A,6.00%, 4/15/30
1,161,000 1,154,266
144A,6.00%, 2/1/31
1,459,000 1,437,647
144A,6.25%, 4/15/32
1,014,000 998,529
144A,8.375%, 11/1/33 (a)
1,124,000 1,195,500
144A,6.875%, 5/15/34 (a)
811,000 811,410
144A,7.25%, 2/15/35 (a)
1,938,000 1,966,146
Infinity Natural Resources
LLC,144A,7.625%, 4/1/31
1,210,000 1,222,280
Ithaca Energy North Sea
PLC,144A,8.125%, 10/15/29
1,487,000 1,548,427
Kraken Oil & Gas Partners LLC
144A,7.625%, 8/15/29
1,311,000 1,330,761
144A,7.125%, 5/15/31
750,000 745,710
Magnolia Oil & Gas Operating
LLC / Magnolia Oil & Gas
Finance Corp.,144A,6.875%,
12/1/32 (a)
809,000 836,326
Matador Resources Co.
144A,6.50%, 4/15/32
1,746,000 1,769,295

16 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,6.25%, 4/15/33 (a)
1,507,000 1,515,320
144A,6.00%, 4/15/34
1,500,000 1,482,098
Moss Creek Resources Holdings,
Inc.,144A,8.25%, 9/1/31
1,617,000 1,645,165
Murphy Oil Corp.
6.00%, 10/1/32
1,024,000 1,030,236
6.50%, 2/15/34
1,301,000 1,303,476
5.875%, 12/1/42
646,000 567,680
Nabors Industries, Inc.
144A,9.125%, 1/31/30
1,245,000 1,304,515
144A,8.875%, 8/15/31 (a)
1,292,000 1,354,613
144A,7.625%, 11/15/32
1,268,000 1,321,823
Noble Finance II
LLC,144A,8.00%, 4/15/30
2,821,000 2,933,394
Northern Oil & Gas, Inc.
144A,8.75%, 6/15/31
762,000 790,261
144A,7.875%, 10/15/33 (a)
1,518,000 1,540,823
Par Petroleum LLC,144A,7.375%,
6/1/34
900,000 921,162
PBF Holding Co. LLC / PBF
Finance Corp.
6.00%, 2/15/28
1,521,000 1,521,581
144A,9.875%, 3/15/30
1,698,000 1,815,372
144A,7.875%, 9/15/30
1,058,000 1,083,490
Precision Drilling
Corp.,144A,6.875%, 1/15/29
784,000 791,698
Range Resources
Corp.,144A,4.75%, 2/15/30
811,000 793,656
Saturn Oil & Gas,
Inc.,144A,9.625%, 6/15/29 (a)
850,000 890,364
Seadrill Finance
Ltd.,144A,8.375%, 8/1/30
1,094,000 1,143,427
SM Energy Co.
144A,8.375%, 7/1/28
564,000 578,272
6.50%, 7/15/28
1,169,000 1,170,632
144A,6.75%, 8/1/29
1,377,000 1,411,818
144A,8.625%, 11/1/30
2,003,000 2,117,583
144A,8.75%, 7/1/31
2,491,000 2,607,656
144A,7.00%, 8/1/32 (a)
1,317,000 1,349,156
144A,9.625%, 6/15/33
1,716,000 1,910,008
144A,6.625%, 4/15/34
2,000,000 2,010,852
Sunoco LP
144A,5.875%, 7/15/27
1,199,000 1,200,705
144A,7.00%, 5/1/29
1,337,000 1,380,260
144A,4.50%, 10/1/29
1,552,000 1,510,781
144A,4.625%, 5/1/30
1,570,000 1,523,372
144A,5.625%, 3/15/31
2,006,000 2,008,528
144A,5.375%, 7/15/31
1,050,000 1,044,887
144A,7.25%, 5/1/32
1,367,000 1,428,359
144A,6.625%, 8/15/32
1,130,000 1,153,736
144A,6.25%, 7/1/33
1,943,000 1,975,897
144A,5.875%, 3/15/34
1,830,000 1,819,069
144A,5.625%, 7/15/34 (a)
1,250,000 1,231,155
Principal
Amount $ Value $
Sunoco LP / Sunoco Finance
Corp.
5.875%, 3/15/28
947,000 949,266
144A,7.00%, 9/15/28
982,000 1,004,984
4.50%, 5/15/29
1,598,000 1,566,039
4.50%, 4/30/30
1,487,000 1,444,634
Talos Production, Inc.
144A,9.00%, 2/1/29 (a)
1,314,000 1,372,164
144A,9.375%, 2/1/31 (a)
1,194,000 1,267,006
Teine Energy Ltd.,144A,6.875%,
4/15/29
780,000 781,546
TGNR Intermediate Holdings
LLC,144A,5.50%, 10/15/29
1,436,000 1,414,562
Transocean International Ltd.
144A,8.75%, 2/15/30
1,780,100 1,865,078
144A,7.875%, 10/15/32
1,036,000 1,105,332
Valaris Ltd.,144A,8.375%,
4/30/30
2,355,000 2,452,735
Vermilion Energy, Inc.
144A,6.875%, 5/1/30 (a)
1,137,000 1,146,746
144A,7.25%, 2/15/33 (a)
681,000 685,257
W&T Offshore, Inc.,144A,10.75%,
2/1/29
628,000 648,912
Wildfire Intermediate Holdings
LLC,144A,7.50%, 10/15/29
1,035,000 1,062,893
(Cost $132,865,364)
134,511,739
Oil & Gas Services — 1.1%
Archrock Partners LP /
Archrock Partners Finance
Corp.,144A,6.625%, 9/1/32
1,287,000 1,317,553
Archrock Services LP /
Archrock Partners Finance
Corp.,144A,6.00%, 2/1/34
1,608,000 1,608,618
Bristow Group, Inc.,144A,6.75%,
2/1/33
961,000 969,920
Enerflex, Inc.,144A,6.875%,
1/15/31
869,000 893,827
Helix Energy Solutions Group,
Inc.,144A,9.75%, 3/1/29
737,000 775,115
Kodiak Gas Services LLC
144A,5.875%, 4/1/31
1,998,000 2,010,174
144A,6.50%, 10/1/33
1,529,000 1,556,047
144A,6.75%, 10/1/35
1,222,000 1,255,902
Oceaneering International,
Inc.,6.00%, 2/1/28
622,000 627,591
SESI LLC,144A,7.875%, 9/30/30
1,718,000 1,773,416
Star Holding LLC,144A,8.75%,
8/1/31
658,000 669,049
Tgs ASA,144A,8.50%, 1/15/30
1,092,000 1,148,228
Tidewater, Inc.,144A,9.125%,
7/15/30
1,054,000 1,134,864
USA Compression Partners LP
/ USA Compression Finance
Corp.
144A,7.125%, 3/15/29
2,023,000 2,084,395

DBX ETF Trust | 17
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,6.25%, 10/1/33 (a)
1,517,000 1,522,769
Viridien,144A,10.00%, 10/15/30
(a)
618,000 660,918
WBI Operating LLC
144A,6.25%, 10/15/30
1,529,000 1,542,042
144A,6.50%, 10/15/33
1,204,000 1,219,363
Weatherford International
Ltd.,144A,6.75%, 10/15/33
2,387,000 2,456,237
(Cost $25,047,196)
25,226,028
Pipelines — 5.7%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 1/15/28
1,155,000 1,155,335
144A,5.375%, 6/15/29
1,677,000 1,675,851
144A,6.625%, 2/1/32
1,070,000 1,091,462
144A,5.75%, 10/15/33
1,335,000 1,320,975
144A,5.75%, 7/1/34
1,204,000 1,189,541
Blue Racer Midstream LLC /
Blue Racer Finance Corp.
144A,7.00%, 7/15/29
892,000 917,327
144A,7.25%, 7/15/32
1,012,000 1,052,016
Buckeye Partners LP
4.125%, 12/1/27
1,029,000 1,014,343
144A,4.50%, 3/1/28
911,000 901,392
144A,6.875%, 7/1/29
1,174,000 1,210,341
144A,6.75%, 2/1/30
892,000 923,767
5.85%, 11/15/43
749,000 681,809
5.60%, 10/15/44
717,000 632,808
CNX Midstream Partners
LP,144A,4.75%, 4/15/30 (a)
799,000 771,389
CQP Holdco LP / BIP-V Chinook
Holdco LLC
144A,5.50%, 6/15/31
2,552,000 2,512,632
144A,7.50%, 12/15/33
1,061,000 1,124,596
Delek Logistics Partners LP /
Delek Logistics Finance Corp.
144A,8.625%, 3/15/29
1,230,000 1,280,498
144A,7.375%, 6/30/33
1,476,000 1,524,025
144A,6.875%, 6/1/34
1,655,000 1,678,407
Energy Transfer LP
8.00%, 5/15/54 (a)
1,608,000 1,710,721
7.125%, 10/1/54 (a)
762,000 786,008
6.50%, 2/15/56
2,358,000 2,377,454
6.75%, 2/15/56
1,605,000 1,635,169
Excelerate Energy
LP,144A,8.00%, 5/15/30
1,489,000 1,576,592
Genesis Energy LP / Genesis
Energy Finance Corp.
8.25%, 1/15/29
1,256,000 1,303,440
8.875%, 4/15/30
1,011,000 1,058,263
7.875%, 5/15/32
1,226,000 1,274,976
8.00%, 5/15/33
1,204,000 1,262,843
Principal
Amount $ Value $
6.75%, 3/15/34
1,677,000 1,683,470
Global Partners LP / GLP
Finance Corp.
6.875%, 1/15/29
758,000 765,475
144A,8.25%, 1/15/32 (a)
910,000 955,009
144A,7.125%, 7/1/33 (a)
880,000 894,723
Golar LNG Ltd.,144A,7.50%,
10/2/30 (a)
961,000 982,639
Harvest Midstream I LP
144A,7.50%, 5/15/32
961,000 998,513
144A,6.75%, 5/15/34
2,000,000 2,053,339
Hess Midstream Operations LP
144A,5.875%, 3/1/28
1,578,000 1,593,816
144A,5.125%, 6/15/28 (a)
1,472,000 1,469,334
144A,6.50%, 6/1/29
1,246,000 1,277,923
144A,4.25%, 2/15/30
1,217,000 1,179,548
144A,5.50%, 10/15/30
834,000 832,912
Howard Midstream Energy
Partners LLC
144A,7.375%, 7/15/32
1,174,000 1,213,523
144A,6.625%, 1/15/34
1,397,000 1,413,431
ITT Holdings LLC,144A,6.50%,
8/1/29
2,550,000 2,534,219
Kinetik Holdings LP
144A,6.625%, 12/15/28
2,205,000 2,251,656
144A,5.875%, 6/15/30
1,943,000 1,952,730
Martin Midstream Partners LP
/ Martin Midstream Finance
Corp.,144A,11.50%, 2/15/28
1,039,000 1,065,333
NGL Energy Operating LLC /
NGL Energy Finance Corp.
144A,8.125%, 2/15/29
1,495,000 1,553,383
144A,8.375%, 2/15/32
2,728,000 2,866,276
Northriver Midstream Finance
LP,144A,6.75%, 7/15/32
990,000 1,006,983
NuStar Logistics LP,6.375%,
10/1/30
1,234,000 1,281,262
Prairie Acquiror LP,144A,9.00%,
8/1/29
649,000 676,485
Rockies Express Pipeline LLC
144A,4.95%, 7/15/29
1,029,000 1,019,601
144A,4.80%, 5/15/30
758,000 742,710
144A,6.75%, 3/15/33
922,000 958,701
144A,7.50%, 7/15/38
406,000 432,172
144A,6.875%, 4/15/40
1,001,000 1,023,649
South Bow Canadian
Infrastructure Holdings Ltd.
7.50%, 3/1/55
1,302,000 1,389,552
7.625%, 3/1/55
749,000 782,739
Summit Midstream Holdings
LLC,144A,8.625%, 10/31/29
1,459,000 1,521,722
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,5.50%, 1/15/28
1,317,000 1,316,876

18 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,7.375%, 2/15/29
1,608,000 1,660,099
144A,6.00%, 12/31/30
1,467,000 1,476,070
144A,6.00%, 9/1/31
907,000 907,173
144A,6.75%, 3/15/34
1,626,000 1,661,406
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
2,498,000 2,393,335
144A,6.25%, 1/15/30 (a)
1,993,000 2,050,181
144A,4.125%, 8/15/31 (a)
2,288,000 2,147,055
144A,3.875%, 11/1/33 (a)
2,458,000 2,191,106
144A,6.00%, 5/1/36 (a)
1,500,000 1,516,869
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
4,601,000 4,703,276
144A,9.50%, 2/1/29 (a)
5,938,000 6,464,968
144A,7.00%, 1/15/30 (a)
3,065,000 3,143,956
144A,8.375%, 6/1/31
4,491,000 4,673,285
144A,9.875%, 2/1/32 (a)
3,895,000 4,164,595
Venture Global Plaquemines
LNG LLC
144A,6.125%, 12/15/30
3,500,000 3,595,054
144A,7.50%, 5/1/33
2,497,000 2,755,672
144A,6.50%, 1/15/34
4,035,000 4,218,617
144A,6.50%, 6/15/34
2,478,000 2,586,085
144A,7.75%, 5/1/35
2,508,000 2,814,901
144A,6.75%, 1/15/36
4,017,000 4,260,535
(Cost $135,091,702)
136,717,922
Financial — 4.1%
Real Estate — 1.0%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30
1,649,000 1,663,208
Anywhere Real Estate Group
LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29
800,000 789,410
144A,5.25%, 4/15/30 (a)
800,000 768,420
144A,9.75%, 4/15/30
1,651,000 1,778,554
CoreLogic, Inc.,144A,4.50%,
5/1/28 (a)
1,297,000 1,273,704
Cushman & Wakefield US
Borrower LLC
144A,6.75%, 5/15/28
1,109,000 1,109,880
144A,8.875%, 9/1/31
749,000 790,032
Five Point Operating Co.
LP,144A,8.00%, 10/1/30
954,000 978,350
Greystar Real Estate Partners
LLC,144A,7.75%, 9/1/30
793,000 824,043
Howard Hughes Corp.
144A,4.125%, 2/1/29
1,215,000 1,173,352
144A,4.375%, 2/1/31 (a)
1,055,000 991,615
Howard Hughes (The) Corp.
144A,5.875%, 3/1/32
961,000 944,220
144A,6.125%, 3/1/34 (a)
1,211,000 1,183,279
Principal
Amount $ Value $
Hunt Cos., Inc.,144A,5.25%,
4/15/29
1,190,000 1,169,877
Kennedy-Wilson, Inc.
4.75%, 3/1/29 (a)
1,126,000 1,123,469
4.75%, 2/1/30 (a)
1,061,000 1,069,834
5.00%, 3/1/31 (a)
1,274,000 1,284,198
144A,7.00%, 6/1/31
2,150,000 2,200,184
144A,7.25%, 6/1/33
1,300,000 1,321,568
Newmark Group, Inc.,7.50%,
1/12/29 (a)
952,000 997,220
(Cost $23,120,543)
23,434,417
Real Estate Investment Trusts
— 3.1%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29
1,311,000 1,309,958
Arbor Realty SR, Inc.
144A,8.50%, 12/15/28 (a)
759,000 751,597
144A,7.875%, 7/15/30 (a)
1,077,000 1,011,446
Blackstone Mortgage Trust, Inc.
144A,7.75%, 12/1/29
924,000 958,953
144A,6.25%, 6/1/31
800,000 786,717
Brandywine Operating
Partnership LP
3.95%, 11/15/27
1,010,000 985,572
8.30%, 3/15/28
552,000 572,702
8.875%, 4/12/29
1,092,500 1,152,358
4.55%, 10/1/29
660,000 619,022
6.125%, 1/15/31
595,000 557,968
Diversified Healthcare Trust
144A,7.25%, 10/15/30
808,000 829,730
4.375%, 3/1/31
942,000 858,224
EF Holdco / EF Cayman Hold /
Ellington Fin REIT Cayman/
TRS / EF Cayman Non-
MTM,144A,7.375%, 9/30/30
(a)
900,000 898,858
Hudson Pacific Properties LP
3.95%, 11/1/27
929,000 902,618
5.95%, 2/15/28
734,000 727,029
4.65%, 4/1/29
941,000 883,974
3.25%, 1/15/30 (a)
689,000 605,898
Iron Mountain Information
Management Services,
Inc.,144A,5.00%, 7/15/32
1,526,000 1,470,873
Iron Mountain, Inc.
144A,4.875%, 9/15/27
1,623,000 1,617,190
144A,5.25%, 3/15/28
2,389,000 2,389,220
144A,5.00%, 7/15/28
1,011,000 1,008,268
144A,7.00%, 2/15/29
1,773,000 1,809,940
144A,4.875%, 9/15/29
2,005,000 1,970,004
144A,5.25%, 7/15/30
2,606,000 2,577,832
144A,4.50%, 2/15/31
2,183,000 2,084,775
144A,5.625%, 7/15/32
1,191,000 1,179,712

DBX ETF Trust | 19
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,6.25%, 1/15/33 (a)
2,382,000 2,419,019
Millrose Properties, Inc.
144A,6.375%, 8/1/30
2,727,000 2,764,548
144A,6.25%, 9/15/32 (a)
1,398,000 1,404,311
MPT Operating Partnership
LP / MPT Finance
Corp.,144A,8.50%, 2/15/32 (a)
2,936,000 3,056,960
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28 (a)
1,406,000 1,406,231
144A,4.875%, 5/15/29
1,489,000 1,454,325
144A,7.00%, 2/1/30 (a)
1,272,000 1,302,345
Pebblebrook Hotel LP / PEB
Finance Corp.,144A,6.375%,
10/15/29
819,000 834,539
RHP Hotel Properties LP / RHP
Finance Corp.
144A,7.25%, 7/15/28 (a)
1,157,000 1,182,363
144A,4.50%, 2/15/29
1,094,000 1,074,306
144A,6.50%, 4/1/32
2,003,000 2,053,794
144A,6.50%, 6/15/33 (a)
1,304,000 1,341,319
144A,5.75%, 3/15/34
1,242,000 1,232,160
Rithm Capital Corp.
144A,8.00%, 4/1/29
1,818,000 1,822,979
144A,8.00%, 7/15/30
1,051,000 1,043,182
144A,8.50%, 6/1/31
800,000 798,569
RLJ Lodging Trust
LP,144A,4.00%, 9/15/29
972,000 927,585
SBA Communications
Corp.,3.125%, 2/1/29
2,994,000 2,871,442
Service Properties Trust
144A,9/30/27, Zero Coupon
1,101,000 1,022,337
144A,8.625%, 11/15/31
1,813,000 1,913,544
8.875%, 6/15/32
1,050,000 1,084,704
Starwood Property Trust, Inc.
144A,5.25%, 10/15/28
961,000 958,500
144A,7.25%, 4/1/29
1,176,000 1,219,560
144A,6.00%, 4/15/30
759,000 765,565
144A,6.50%, 7/1/30
1,151,000 1,178,166
144A,6.50%, 10/15/30
992,000 1,016,620
144A,5.75%, 1/15/31
1,062,000 1,061,763
144A,6.125%, 6/1/31
1,191,000 1,204,179
Vornado Realty LP
3.40%, 6/1/31
718,000 656,054
5.75%, 2/1/33
1,011,000 1,007,755
XHR LP
144A,4.875%, 6/1/29
992,000 976,892
144A,6.625%, 5/15/30
737,000 754,275
(Cost $74,153,536)
74,330,329
Principal
Amount $ Value $
Industrial — 11.6%
Aerospace/Defense — 2.4%
AAR Escrow Issuer
LLC,144A,6.75%, 3/15/29
1,146,000 1,177,251
ATI, Inc.
5.875%, 12/1/27
514,000 514,871
4.875%, 10/1/29
677,000 669,492
7.25%, 8/15/30 (a)
1,093,000 1,134,788
5.125%, 10/1/31
656,000 650,399
Bombardier, Inc.
144A,8.75%, 11/15/30
1,323,000 1,402,655
144A,7.25%, 7/1/31
1,486,000 1,561,397
144A,7.00%, 6/1/32 (a)
1,407,000 1,465,384
144A,6.75%, 6/15/33
1,507,000 1,569,619
144A,7.45%, 5/1/34
956,000 1,051,580
144A,5.875%, 1/15/35
1,068,000 1,076,832
Efesto Bidco S.p.A Efesto US
LLC,144A, Series XR, 7.50%,
2/15/32
1,701,000 1,666,301
Goat Holdco LLC,144A,6.75%,
2/1/32
1,677,000 1,706,555
Moog, Inc.,144A,5.50%,
10/15/34
992,000 982,782
TransDigm, Inc.
144A,6.75%, 8/15/28
3,936,000 3,984,586
4.625%, 1/15/29
2,382,000 2,346,594
144A,6.375%, 3/1/29
5,457,000 5,564,149
4.875%, 5/1/29
1,466,000 1,448,802
144A,6.875%, 12/15/30
2,878,000 2,966,700
144A,7.125%, 12/1/31
1,985,000 2,061,582
144A,6.625%, 3/1/32
4,376,000 4,500,861
144A,6.00%, 1/15/33
2,962,000 2,995,865
144A,6.375%, 5/31/33
5,230,000 5,280,216
144A,6.25%, 1/31/34 (a)
1,061,000 1,085,938
144A,6.75%, 1/31/34
3,970,000 4,068,654
144A,6.125%, 7/31/34
3,374,000 3,360,048
(Cost $56,333,058)
56,293,901
Building Materials — 2.3%
Ameritex Holdco Intermediate
LLC,144A,7.625%, 8/15/33
1,567,000 1,631,658
Boise Cascade Co.,144A,4.875%,
7/1/30
823,000 807,885
Builders FirstSource, Inc.
144A,5.00%, 3/1/30
892,000 869,303
144A,4.25%, 2/1/32
2,589,000 2,381,975
144A,6.375%, 6/15/32 (a)
1,576,000 1,590,614
144A,6.375%, 3/1/34
2,113,000 2,111,198
144A,6.75%, 5/15/35
1,477,000 1,491,711
CP Atlas Buyer, Inc.,144A,9.75%,
7/15/30 (a)
947,000 891,167
Emerald Debt Merger Sub
LLC,144A,6.625%, 12/15/30
5,473,000 5,595,340

20 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
EMRLD Borrower LP / Emerald
Co.-Issuer, Inc.,144A,6.75%,
7/15/31
991,000 1,023,980
Griffon Corp.,5.75%, 3/1/28
1,744,000 1,743,604
James Hardie International
Finance DAC,144A,5.00%,
1/15/28
819,000 814,036
Knife River Corp.,144A,7.75%,
5/1/31
847,000 879,352
Masterbrand, Inc.,144A,7.00%,
7/15/32 (a)
1,286,000 1,283,609
Miter Brands Acquisition
Holdco, Inc. / MIWD Borrower
LLC,144A,6.75%, 4/1/32 (a)
1,280,000 1,258,572
MIWD Holdco II LLC / MIWD
Finance Corp.,144A,5.50%,
2/1/30 (a)
1,059,000 989,389
New Enterprise Stone & Lime
Co., Inc.,144A,5.25%, 7/15/28
1,208,000 1,201,480
Quikrete Holdings, Inc.
144A,6.375%, 3/1/32
7,841,000 7,984,208
144A,6.75%, 3/1/33
2,977,000 3,019,788
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28
1,885,000 1,890,097
144A,8.875%, 11/15/31
2,161,000 2,278,034
Standard Building Solutions, Inc.
144A,6.50%, 8/15/32
1,973,000 2,002,496
144A,6.25%, 8/1/33
2,485,000 2,488,760
144A,5.875%, 3/15/34
1,205,000 1,174,879
Standard Industries, Inc.
144A,4.75%, 1/15/28
1,703,000 1,694,757
144A,4.375%, 7/15/30
3,136,000 2,986,760
144A,3.375%, 1/15/31
2,183,000 1,987,227
(Cost $54,468,774)
54,071,879
Electrical Components &
Equipment — 0.6%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28
1,097,000 1,083,931
144A,4.375%, 3/31/29
1,284,000 1,235,934
144A,6.00%, 9/15/33 (a)
925,000 881,715
EnerSys
144A,4.375%, 12/15/27
647,000 642,703
144A,6.625%, 1/15/32
627,000 644,889
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
2,600,000 2,604,630
144A,6.375%, 3/15/29
1,630,000 1,666,549
144A,5.25%, 4/15/31
1,223,000 1,211,398
144A,6.625%, 3/15/32
1,708,000 1,761,874
144A,6.375%, 3/15/33
1,667,000 1,712,877
144A,5.50%, 4/15/34 (a)
1,670,000 1,657,856
(Cost $15,117,968)
15,104,356
Electronics — 0.6%
Atkore, Inc.,144A,4.25%, 6/1/31
(a)
799,000 762,119
Principal
Amount $ Value $
Coherent Corp.,144A,5.00%,
12/15/29
1,980,000 1,959,810
Ingram Micro, Inc.,144A,4.75%,
5/15/29
3,952,000 3,884,267
Sensata Technologies BV
144A,4.00%, 4/15/29
1,148,000 1,119,965
144A,5.875%, 9/1/30
991,000 997,257
Sensata Technologies, Inc.
144A,4.375%, 2/15/30
911,000 887,652
144A,3.75%, 2/15/31
1,500,000 1,406,814
144A,6.625%, 7/15/32
1,031,000 1,067,777
TTM Technologies,
Inc.,144A,4.00%, 3/1/29
1,036,000 1,003,450
(Cost $13,014,500)
13,089,111
Engineering & Construction
— 0.8%
AECOM,144A,6.00%, 8/1/33
2,382,000 2,385,695
Arcosa, Inc.
144A,4.375%, 4/15/29
749,000 731,310
144A,6.875%, 8/15/32
1,256,000 1,301,312
ATP Tower Holdings / Andean
Telecom Partners Chile SpA
/ Andean Tower Partners
C,144A,7.875%, 2/3/30 (a)
811,000 829,690
Brundage-Bone Concrete
Pumping Holdings,
Inc.,144A,7.50%, 2/1/32
797,000 820,896
Dycom Industries,
Inc.,144A,4.50%, 4/15/29
811,000 796,711
Fluor Corp.,4.25%, 9/15/28
943,000 926,800
Global Infrastructure Solutions,
Inc.
144A,5.625%, 6/1/29
899,000 897,667
144A,7.50%, 4/15/32
608,000 640,420
Granite Construction,
Inc.,144A,6.375%, 6/15/34
1,220,000 1,245,024
HTA Group Ltd./Mauritius
144A,7.50%, 6/4/29 (a)
1,692,000 1,737,594
144A,6.75%, 4/1/31
850,000 863,320
Railworks Holdings LP
/ Railworks Rally,
Inc.,144A,8.25%, 11/15/28
927,000 929,445
TopBuild Corp.
144A,3.625%, 3/15/29
719,000 713,090
144A,4.125%, 2/15/32
918,000 924,466
144A,5.625%, 1/31/34
1,547,000 1,562,009
Tutor Perini Corp.,144A,11.875%,
4/30/29
829,000 903,827
Weekley Homes LLC / Weekley
Finance Corp.
144A,4.875%, 9/15/28
999,000 974,574
144A,6.75%, 1/15/34
971,000 955,569
(Cost $20,039,010)
20,139,419

DBX ETF Trust | 21
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Environmental Control — 0.8%
Clean Harbors, Inc.
144A,5.125%, 7/15/29
407,000 404,824
144A,6.375%, 2/1/31
1,152,000 1,171,045
144A,5.75%, 10/15/33
1,587,000 1,594,972
Enviri Corp.,144A,5.75%, 7/31/27
771,000 771,000
GFL Environmental Holdings US,
Inc.,144A,5.50%, 2/1/34
1,984,000 1,937,742
GFL Environmental, Inc.
144A,4.00%, 8/1/28
1,417,000 1,385,703
144A,4.75%, 6/15/29
1,367,000 1,346,177
144A,4.375%, 8/15/29
1,067,000 1,039,028
144A,6.75%, 1/15/31
1,973,000 2,037,180
Luna 1.5 Sarl,144A,12.00% or
12.75% PIK, 7/1/32
944,000 1,014,325
Madison IAQ LLC
144A,4.125%, 6/30/28
1,300,000 1,283,769
144A,5.875%, 6/30/29
2,030,000 2,029,758
Reworld Holding
Corp.,144A,4.875%, 12/1/29
1,494,000 1,417,445
Waste Pro USA, Inc.,144A,7.00%,
2/1/33
1,709,000 1,747,037
Wrangler Holdco
Corp.,144A,6.625%, 4/1/32
1,021,000 1,048,371
(Cost $20,299,808)
20,228,376
Machinery-Construction &
Mining — 0.3%
BWX Technologies, Inc.
144A,4.125%, 6/30/28 (a)
869,000 853,023
144A,4.125%, 4/15/29
819,000 793,331
Manitowoc Co., (The),
Inc.,144A,9.25%, 10/1/31
642,000 689,019
Solaris Energy Infrastructure
LLC,144A,6.375%, 5/15/31
2,550,000 2,589,902
Terex Corp.
144A,5.00%, 5/15/29
1,224,000 1,213,339
144A,6.25%, 10/15/32
1,510,000 1,533,133
(Cost $7,653,162)
7,671,747
Machinery-Diversified — 0.5%
ATS Corp.,144A,4.125%, 12/15/28
568,000 552,725
Chart Industries, Inc.
144A,7.50%, 1/1/30
2,754,000 2,851,101
144A,9.50%, 1/1/31
1,270,000 1,334,939
Columbus McKinnon Corp./
NY,144A,7.125%, 2/1/33 (a)
1,882,000 1,907,219
Esab Corp.
144A,6.25%, 4/15/29
1,386,000 1,411,028
144A,5.625%, 4/1/31
1,985,000 1,994,834
Lsf12 Helix Parent
LLC,144A,7.125%, 2/1/33 (a)
937,000 918,178
Mueller Water Products,
Inc.,144A,4.00%, 6/15/29
730,000 705,189
Principal
Amount $ Value $
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27 (a)
767,000 767,344
(Cost $12,436,566)
12,442,557
Metal Fabricate/Hardware
— 0.2%
Advanced Drainage Systems,
Inc.
144A,6.375%, 6/15/30
911,000 922,684
144A,5.375%, 3/1/34 (a)
1,011,000 984,928
Park-Ohio Industries,
Inc.,144A,8.50%, 8/1/30
899,000 943,034
Roller Bearing Co. of America,
Inc.,144A,4.375%, 10/15/29
961,000 940,160
TMS International
Corp.,144A,6.25%, 4/15/29
545,000 533,351
(Cost $4,314,770)
4,324,157
Miscellaneous Manufacturing
— 0.6%
Amsted Industries, Inc.
144A,4.625%, 5/15/30 (a)
807,000 783,307
144A,6.375%, 3/15/33
899,000 913,835
Avient Corp.
144A,7.125%, 8/1/30
1,314,000 1,336,983
144A,6.25%, 11/1/31
1,303,000 1,321,851
Axon Enterprise, Inc.
144A,6.125%, 3/15/30
1,873,000 1,909,104
144A,6.25%, 3/15/33
1,432,000 1,467,873
Calderys Financing
LLC,144A,11.25%, 6/1/28
1,492,000 1,545,005
Enpro, Inc.,144A,6.125%, 6/1/33
1,014,000 1,032,354
LSB Industries, Inc.,144A,6.25%,
10/15/28
871,000 871,814
Maxam Prill Sarl,144A,7.75%,
7/15/30 (a)
937,000 965,777
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
1,814,000 1,859,475
(Cost $13,989,578)
14,007,378
Packaging & Containers — 1.9%
Ardagh Group SA,144A,9.50%,
12/1/30
3,082,000 3,290,544
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,3.25%, 9/1/28 (a)
1,234,000 1,185,111
144A,6.25%, 1/30/31
1,133,000 1,141,737
Ball Corp.
6.00%, 6/15/29 (a)
1,873,000 1,904,217
2.875%, 8/15/30
2,586,000 2,352,478
3.125%, 9/15/31
1,569,000 1,419,254
5.50%, 9/15/33 (a)
1,505,000 1,511,782
Cascades, Inc./Cascades USA,
Inc.
144A,5.375%, 1/15/28
858,000 855,152
144A,6.75%, 7/15/30
787,000 799,883

22 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Clydesdale Acquisition Holdings,
Inc.
144A,6.625%, 4/15/29
1,297,000 1,281,471
144A,6.875%, 1/15/30
1,011,000 993,985
144A,8.75%, 4/15/30 (a)
2,141,000 2,057,163
144A,6.75%, 4/15/32
2,727,000 2,621,198
Crown Americas LLC
5.25%, 4/1/30
1,161,000 1,166,899
5.875%, 6/1/33
1,257,000 1,264,151
Graphic Packaging International
LLC
144A,4.75%, 7/15/27
500,000 497,030
144A,3.50%, 3/15/28
860,000 832,134
144A,3.50%, 3/1/29
600,000 569,790
144A,3.75%, 2/1/30 (a)
800,000 750,313
144A,6.375%, 7/15/32 (a)
1,016,000 1,024,493
Mauser Packaging Solutions
Holding Co.,144A,7.875%,
4/15/30 (a)
5,188,000 5,239,968
OI European Group
BV,144A,4.75%, 2/15/30 (a)
799,000 760,111
Owens-Brockway Glass
Container, Inc.
144A,7.25%, 5/15/31 (a)
1,490,000 1,465,073
144A,7.375%, 6/1/32
573,000 549,933
144A,9.50%, 6/1/33
900,000 925,341
Sealed Air Corp.,144A,6.875%,
7/15/33
834,000 819,481
Silgan Holdings, Inc.,4.125%,
2/1/28
1,155,000 1,140,294
Sword Purchaser LLC
144A,8.25%, 4/15/33
3,737,000 3,848,485
144A,10.50%, 4/15/34
992,000 1,031,663
TriMas Corp.,144A,4.125%,
4/15/29
850,000 816,559
Trivium Packaging Finance
BV,144A,8.25%, 7/15/30
1,199,000 1,264,891
(Cost $45,625,867)
45,380,584
Transportation — 0.6%
Beacon Mobility
Corp.,144A,7.25%, 8/1/30
1,042,000 1,078,321
Danaos Corp.,144A,6.875%,
10/15/32
961,000 991,350
First Student Bidco, Inc.
/ First Transit Parent,
Inc.,144A,4.00%, 7/31/29
1,152,000 1,114,266
Genesee & Wyoming,
Inc.,144A,6.25%, 4/15/32
1,396,000 1,417,032
Pods LLC,144A,8.75%, 5/15/31
900,000 873,446
Rand Parent LLC,144A,8.50%,
2/15/30
1,687,000 1,738,406
RXO, Inc.,144A,6.375%, 5/15/31
(a)
799,000 803,148
Stonepeak Nile Parent
LLC,144A,7.25%, 3/15/32 (a)
1,170,000 1,218,947
Principal
Amount $ Value $
Watco Cos. LLC / Watco Finance
Corp.,144A,7.125%, 8/1/32
1,912,000 1,969,788
XPO CNW, Inc.,6.70%, 5/1/34
606,000 638,954
XPO, Inc.
144A,7.125%, 6/1/31 (a)
870,000 897,865
144A,7.125%, 2/1/32
1,099,000 1,138,492
(Cost $13,797,182)
13,880,015
Technology — 4.5%
Computers — 0.9%
Amentum Holdings,
Inc.,144A,7.25%, 8/1/32 (a)
1,952,000 2,020,582
CACI International,
Inc.,144A,6.375%, 6/15/33
2,963,000 3,030,322
Conduent Business Services
LLC / Conduent State & Local
Solutions, Inc.,144A,6.00%,
11/1/29
950,000 818,384
Crane NXT Co.,4.20%, 3/15/48
682,000 434,946
Everforth, Inc.,144A,4.625%,
5/15/28
1,172,000 1,085,331
Fortress Intermediate 3,
Inc.,144A,7.50%, 6/1/31
1,454,000 1,469,841
Insight Enterprises,
Inc.,144A,6.625%, 5/15/32
892,000 906,102
KBR, Inc.,144A,4.75%, 9/30/28
406,000 400,908
NCR Voyix Corp.
144A,5.00%, 10/1/28
1,205,000 1,184,368
144A,5.125%, 4/15/29 (a)
754,000 738,243
Pitney Bowes, Inc.,144A,7.25%,
3/15/29
888,000 894,287
Science Applications
International Corp.
144A,4.875%, 4/1/28
819,000 812,685
144A,5.875%, 11/1/33
961,000 948,881
Seagate Data Storage
Technology Pte Ltd.
144A,4.091%, 6/1/29
781,000 765,465
144A,8.25%, 12/15/29 (a)
918,000 956,674
144A,5.875%, 7/15/30
724,000 737,802
144A,8.50%, 7/15/31
834,000 872,026
144A,9.625%, 12/1/32
1,466,000 1,628,386
144A,5.75%, 12/1/34
664,000 675,368
Unisys Corp.,144A,10.625%,
1/15/31
1,360,000 1,326,189
(Cost $21,824,186)
21,706,790
Office/Business Equipment
— 0.1%
Zebra Technologies
Corp.,144A,6.50%, 6/1/32
(Cost $1,195,505)
1,171,000 1,187,865
Semiconductors — 0.4%
Amkor Technology,
Inc.,144A,5.875%, 10/1/33 (a)
1,013,000 1,017,646

DBX ETF Trust | 23
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
ams-OSRAM AG,144A,12.25%,
3/30/29 (a)
1,151,000 1,221,499
Entegris, Inc.
144A,4.375%, 4/15/28 (a)
749,000 738,526
144A,4.75%, 4/15/29 (a)
2,999,000 2,979,297
144A,3.625%, 5/1/29 (a)
768,000 733,620
144A,5.95%, 6/15/30
1,924,000 1,943,856
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
1,386,000 1,352,257
Synaptics, Inc.,144A,4.00%,
6/15/29 (a)
794,000 760,677
(Cost $10,727,639)
10,747,378
Software — 3.1%
Capstone Borrower,
Inc.,144A,8.00%, 6/15/30 (a)
1,753,000 1,725,073
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
7,399,000 7,342,422
144A,9.00%, 9/30/29
7,095,000 7,010,717
144A,8.25%, 6/30/32
3,515,000 3,450,882
144A,6.625%, 8/15/33
2,532,000 2,304,597
Consensus Cloud Solutions,
Inc.,144A,6.50%, 10/15/28
865,000 866,194
CoreWeave, Inc.
144A,9.25%, 6/1/30
3,970,000 4,050,303
144A,9.00%, 2/1/31 (a)
3,529,000 3,578,122
144A,9.75%, 10/1/31
5,459,000 5,630,811
Elastic NV,144A,4.125%, 7/15/29
1,083,000 1,037,001
Ellucian Holdings,
Inc.,144A,6.50%, 12/1/29
1,336,000 1,318,267
Fair Isaac Corp.
144A,4.00%, 6/15/28
1,786,000 1,748,451
144A,6.00%, 5/15/33
2,961,000 2,932,280
144A,6.25%, 9/15/34
1,985,000 1,969,050
Oak-Eagle Acquireco, Inc.
144A,7.25%, 7/1/33
5,700,000 5,944,226
144A,8.75%, 7/1/34
4,950,000 5,231,403
Open Text Corp.
144A,3.875%, 2/15/28
1,786,000 1,732,691
144A,3.875%, 12/1/29
1,890,000 1,734,838
Open Text Holdings, Inc.
144A,4.125%, 2/15/30 (a)
1,840,000 1,690,636
144A,4.125%, 12/1/31 (a)
1,365,000 1,191,401
PTC, Inc.,144A,4.00%, 2/15/28
1,059,000 1,041,094
RingCentral, Inc.,144A,8.50%,
8/15/30
568,000 595,592
ROBLOX Corp.,144A,3.875%,
5/1/30 (a)
1,937,000 1,828,450
Rocket Software,
Inc.,144A,9.00%, 11/28/28
1,600,000 1,613,842
Twilio, Inc.
3.625%, 3/15/29
811,000 780,974
3.875%, 3/15/31
1,098,000 1,032,180
UKG, Inc.,144A,6.875%, 2/1/31
4,916,000 4,831,060
Principal
Amount $ Value $
ZoomInfo Technologies
LLC / ZoomInfo Finance
Corp.,144A,3.875%, 2/1/29
1,285,000 1,007,290
(Cost $75,801,973)
75,219,847
Utilities — 3.9%
Electric — 3.7%
AES Corp.
7.60%, 1/15/55
1,685,000 1,718,301
6.95%, 7/15/55
1,037,000 1,022,550
Alpha Generation LLC
144A,6.75%, 10/15/32
1,757,000 1,797,826
144A,6.25%, 1/15/34
1,689,000 1,674,391
Atlantica Sustainable
Infrastructure
Ltd.,144A,4.125%, 6/15/28
558,000 547,145
California Buyer Ltd. / Atlantica
Sustainable Infrastructure
PLC,144A,6.375%, 2/15/32 (a)
2,045,000 2,033,142
Clearway Energy Operating LLC
144A,4.75%, 3/15/28
1,729,000 1,716,450
144A,3.75%, 2/15/31
1,836,000 1,710,974
144A,3.75%, 1/15/32
695,000 637,393
144A,5.75%, 1/15/34
1,272,000 1,263,247
ContourGlobal Power Holdings
SA,144A,6.75%, 2/28/30
1,205,000 1,231,281
DPL LLC,4.35%, 4/15/29
998,000 963,404
Edison International
8.125%, 6/15/53
1,111,000 1,134,574
7.875%, 6/15/54
880,000 900,284
Electricite de France
SA,144A,9.125%, Perpetual
2,976,000 3,446,729
Emera US Finance LLC
Series A, 6.65%, 10/1/56
703,000 711,991
Series B, 6.85%, 10/1/56
853,000 864,581
EUSHI Finance Inc,6.25%, 4/1/56
1,406,000 1,396,078
EUSHI Finance, Inc.,7.625%,
12/15/54
891,000 927,947
Hawaiian Electric Co.,
Inc.,144A,6.00%, 10/1/33
1,019,000 1,011,377
Leeward Renewable Energy
Operations LLC,144A,4.25%,
7/1/29
694,000 663,003
Long Ridge Energy
LLC,144A,8.75%, 2/15/32 (a)
1,214,000 1,261,642
NRG Energy, Inc.
5.75%, 1/15/28
1,518,000 1,520,031
144A,3.375%, 2/15/29
1,015,000 968,688
144A,5.25%, 6/15/29
1,189,000 1,182,970
144A,5.75%, 7/15/29
1,895,000 1,896,734
144A,3.625%, 2/15/31
2,081,000 1,930,013
144A,3.875%, 2/15/32
989,000 909,046
144A,6.00%, 2/1/33 (a)
1,836,000 1,849,883
144A,5.75%, 1/15/34
2,518,000 2,490,634
144A,5.875%, 5/15/34
1,969,000 1,956,619

24 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,6.25%, 11/1/34
1,911,000 1,927,310
144A,6.00%, 1/15/36
4,764,000 4,732,186
144A,6.125%, 5/15/36
2,119,000 2,114,401
Pacificorp,7.375%, 9/15/55
1,709,000 1,740,611
PacifiCorp.,7.125%, 8/15/56
2,170,000 2,181,191
Pattern Energy Operations LP
/ Pattern Energy Operations,
Inc.,144A,4.50%, 8/15/28
1,037,000 1,021,305
PG&E Corp.
5.00%, 7/1/28
1,823,000 1,814,073
5.25%, 7/1/30 (a)
2,003,000 1,981,732
7.375%, 3/15/55
2,727,000 2,777,129
6.85%, 9/15/56
2,174,000 2,166,282
Puget Energy, Inc.
144A,7.00%, 9/15/56
770,000 777,501
144A,7.25%, 9/15/56
870,000 879,982
Talen Energy Supply LLC
144A,6.25%, 2/1/34 (a)
2,779,000 2,768,777
144A,6.50%, 2/1/36
2,561,000 2,575,441
TransAlta Corp.
5.875%, 2/1/34
854,000 844,393
6.50%, 3/15/40
576,000 566,752
TXNM Energy, Inc.,144A,7.00%,
7/31/56
770,000 777,577
VoltaGrid LLC,144A,7.375%,
11/1/30
3,915,000 4,076,728
XPLR Infrastructure Operating
Partners LP
144A,4.50%, 9/15/27 (a)
1,112,000 1,104,676
144A,7.25%, 1/15/29 (a)
1,517,000 1,580,012
144A,8.375%, 1/15/31 (a)
1,609,000 1,724,914
144A,8.625%, 3/15/33 (a)
1,808,000 1,942,739
144A,7.75%, 4/15/34
1,561,000 1,648,340
(Cost $86,984,985)
87,062,980
Gas — 0.2%
Altagas Ltd.,144A,7.20%,
10/15/54
1,820,000 1,896,583
AmeriGas Partners LP /
AmeriGas Finance Corp.
144A,9.375%, 6/1/28
776,000 794,966
144A,9.50%, 6/1/30
1,286,000 1,383,129
144A,6.875%, 6/1/31
1,029,000 1,051,835
(Cost $5,066,539)
5,126,513
TOTAL CORPORATE BONDS
(Cost $2,334,230,702)
2,337,559,296
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 3.9%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.53%
(c)(d)
(Cost $94,009,865)
94,009,865 94,009,865
CASH EQUIVALENTS — 1.0%
DWS Government Money Market
Series "Institutional Shares",
3.57% (c)
(Cost $23,519,337)
23,519,337 23,519,337
TOTAL INVESTMENTS
— 102.6%
(Cost $2,451,759,904)
2,455,088,498
Other assets and liabilities,
net — (2.6%)
(61,444,061)
NET ASSETS — 100.0%
2,393,644,437

DBX ETF Trust | 25
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
May 31, 2026 (Unaudited)
HiddenRow
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
BHYB-PH3
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
SECURITIES LENDING COLLATERAL — 3.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (c)(d)
29,466,868 64,542,997 (e) — — — 331,505 — 94,009,865 94,009,865
CASH EQUIVALENTS — 1.0%
DWS Government Money Market Series "Institutional Shares", 3.57% (c)
21,105,991 201,657,645 (199,244,299) — — 436,764 — 23,519,337 23,519,337
50,572,859 266,200,642 (199,244,299) — — 768,269 — 117,529,202 117,529,202
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $316,526,605, which is 13.2% of net assets.
(b) Security is a bond where the coupon increases at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $235,708,818.
(e)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2026.
Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 2,337,559,296 $ — $ 2,337,559,296
Short-Term Investments (a)
117,529,202 — — 117,529,202
TOTAL
$ 117,529,202 $ 2,337,559,296 $ — $ 2,455,088,498
(a)
See Schedule of Investments for additional detailed categorizations.